UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04254

Legg Mason Partners Income Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 47th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Marc A. De Oliveira

Franklin Templeton

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: February 28

Date of reporting period: August 31, 2021

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Semi-Annual Report	August 31, 2021

WESTERN ASSET

MANAGED

MUNICIPALS FUND

The Fund intends to no longer mail paper copies of the Fund’s shareholder reports like this one, unless you specifically request paper copies of the reports from the Fund or from your Service Agent or financial intermediary (such as a broker-dealer or bank). Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically (“e-delivery”), you will not be affected by this change and you need not take any action. If you have not already elected e-delivery, you may elect to receive shareholder reports and other communications from the Fund electronically by contacting your Service Agent or, if you are a direct shareholder with the Fund, by calling 1-877-721-1926.

You may elect to receive all future reports in paper free of charge. If you invest through a Service Agent, you can contact your Service Agent to request that you continue to receive paper copies of your shareholder reports. That election will apply to all Legg Mason Funds held in your account at that Service Agent. If you are a direct shareholder with the Fund, you can call the Fund at 1-877-721-1926, or write to the Fund by regular mail at Legg Mason Funds, P.O. Box 9699, Providence, RI 02940-9699 or by express, certified or registered mail to Legg Mason Funds, 4400 Computer Drive, Westborough, MA 01581 to let the Fund know you wish to continue receiving paper copies of your shareholder reports. That election will apply to all Legg Mason Funds held in your account held directly with the fund complex.

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Fund objective

The Fund seeks to maximize current interest income that is excluded from gross income for regular federal income tax purposes to the extent consistent with prudent investment management and preservation of capital.*

*

Certain investors may be subject to the federal alternative minimum tax (“AMT”), and state and local taxes will apply. Capital gains, if any, are fully taxable. Please consult your personal tax or legal adviser.

Letter from the president

Dear Shareholder,

We are pleased to provide the semi-annual report of Western Asset Managed Municipals Fund for the six-month reporting period ended August 31, 2021. Please read on for Fund performance information during the Fund’s reporting period.

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.franklintempleton.com. Here you can gain immediate access to market and investment information, including:

•	Fund prices and performance,

•	Market insights and commentaries from our portfolio managers, and

•	A host of educational resources.

We look forward to helping you meet your financial goals.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

September 30, 2021

II	Western Asset Managed Municipals Fund

Performance review

For the six months ended August 31, 2021, Class A shares of Western Asset Managed Municipals Fund, excluding sales charges, returned 3.72%. The Fund’s unmanaged benchmark, the Bloomberg Municipal Bond Indexi, returned 2.51% for the same period. The Lipper General & Insured Municipal Debt Funds Category Averageii returned 3.06% over the same time frame.

Certain investors may be subject to the federal alternative minimum tax, and state and local taxes will apply. Capital gains, if any, are fully taxable. Please consult your personal tax or legal adviser.

Performance Snapshot as of August 31, 2021 (unaudited)
(excluding sales charges)	6 months
Western Asset Managed Municipals Fund:
Class 1[1]	3.79%
Class A	3.72%
Class C	3.42%
Class I	3.80%
Class IS	3.82%
Bloomberg Municipal Bond Index	2.51%
Lipper General & Insured Municipal Debt Funds Category Average	3.06%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value, investment returns and yields will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.franklintempleton.com.

All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply or the deduction of taxes that a shareholder would pay on Fund distributions. If sales charges were reflected, the performance quoted would be lower. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

Fund performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.

The 30-Day SEC Yields for the period ended August 31, 2021 for Class 1, Class A, Class C, Class I and Class IS shares were 0.91%, 0.74%, 0.21%, 0.95% and 0.98%, respectively. Absent fee waivers and/or expense reimbursements, the 30-Day SEC Yield for Class I shares would have been 0.91%. The 30-Day SEC Yield, calculated pursuant to the standard SEC formula, is based on the Fund’s investments over an annualized trailing 30-day period, and not on the distributions paid by the Fund, which may differ.

[1]

The Fund’s Class 1 shares are closed to all purchases and incoming exchanges. Investors owning Class 1 shares of the Fund may continue to maintain their then-current Class 1 shares, but are no longer permitted to add to their Class 1 share positions (excluding reinvestment of dividends and distributions).

Western Asset Managed Municipals Fund	III

Performance review (cont’d)

Total Annual Operating Expenses (unaudited)

As of the Fund’s current prospectus dated June 30, 2021, the gross total annual fund operating expense ratios for Class 1, Class A, Class C, Class I and Class IS shares were 0.51%, 0.64%, 1.19%, 0.50% and 0.42%, respectively.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets will not exceed 0.77% for Class A shares, 1.32% for Class C shares, 0.45% for Class I shares and 0.42% for Class IS shares. In addition, the ratio of total annual fund operating expenses for Class 1 shares will not exceed the ratio of total annual fund operating expenses for Class A shares. The ratio of total annual fund operating expenses for Class IS shares will not exceed the ratio of total annual fund operating expenses for Class I shares. These arrangements cannot be terminated prior to December 31, 2022 without the Board of Trustees’ consent.

The manager is permitted to recapture amounts waived and/or reimbursed to a class within two years after the fiscal year in which the manager earned the fee or incurred the expense if the class’ total annual fund operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will the manager recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual fund operating expenses exceeding the expense cap or any other lower limit then in effect.

As always, thank you for your confidence in our stewardship of your assets.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

September 30, 2021

RISKS: The Fund’s fixed income investments are subject to interest rate and credit risks. As interest rates rise, bond prices fall, thereby reducing the value of the Fund’s share price. Municipal securities purchased by the Fund may be adversely affected by changes in the financial condition of municipal issuers and insurers, regulatory and political developments, uncertainties, public perceptions, and other factors. Lower rated, higher yielding bonds known as “junk bonds” are subject to greater credit risk, including the risk of default, than higher rated obligations. Investing in securities issued by investment companies, including exchange-traded funds (“ETFs”), involves risks similar to those of investing directly in the securities and other assets held by the investment company or ETF. The Fund will pay brokerage commissions in connection with the purchase and sale of shares of ETFs. In addition, the Fund will indirectly bear its pro rata share of the fees and expenses incurred by a fund it invests in, including

IV	Western Asset Managed Municipals Fund

advisory fees. These expenses are in addition to the advisory and other expenses that the Fund bears directly in connection with its own operations. The Fund may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and may have a potentially large impact on Fund performance. Please see the Fund’s prospectus for a more complete discussion of these and other risks and the Fund’s investment strategies.

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results. All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

[i]	The Bloomberg Municipal Bond Index is a market value weighted index of investment grade municipal bonds with maturities of one year or more.
ii

Lipper, Inc., a wholly-owned subsidiary of Refinitiv, provides independent insight on global collective investments. Returns are based on the six-month period ended August 31, 2021, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 294 funds in the Fund’s Lipper category, and excluding sales charges, if any.

Western Asset Managed Municipals Fund	V

Fund at a glance† (unaudited)

Investment breakdown (%) as a percent of total investments

†

The bar graph above represents the composition of the Fund’s investments as of August 31, 2021 and February 28, 2021. The Fund is actively managed. As a result, the composition of the Fund’s investments is subject to change at any time.

Western Asset Managed Municipals Fund 2021 Semi-Annual Report	1

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on March 1, 2021 and held for the six months ended August 31, 2021.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
	Actual Total Return Without Sales Charge[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]		Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]
Class 1	3.79%	$1,000.00	$1,037.90	0.50%	$2.57	Class 1	5.00%	$1,000.00	$1,022.68	0.50%	$2.55
Class A	3.72	1,000.00	1,037.20	0.64	3.29	Class A	5.00	1,000.00	1,021.98	0.64	3.26
Class C	3.42	1,000.00	1,034.20	1.20	6.15	Class C	5.00	1,000.00	1,019.16	1.20	6.11
Class I	3.80	1,000.00	1,038.00	0.46	2.36	Class I	5.00	1,000.00	1,022.89	0.46	2.35
Class IS	3.82	1,000.00	1,038.20	0.42	2.16	Class IS	5.00	1,000.00	1,023.09	0.42	2.14

2	Western Asset Managed Municipals Fund 2021 Semi-Annual Report

[1]	For the six months ended August 31, 2021.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charge (“CDSC”) with respect to Class C shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (184), then divided by 365.

Western Asset Managed Municipals Fund 2021 Semi-Annual Report	3

Schedule of investments (unaudited)

August 31, 2021

Western Asset Managed Municipals Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Municipal Bonds — 95.8%
Alabama — 3.6%
Hoover, AL, IDA Revenue, United States Steel Corp. Project, Series 2019	5.750%	10/1/49	$4,350,000	$5,233,773	(a)
Jefferson County, AL, Sewer Revenue:
Convertible CAB, Subordinated Lien, Warrants, Step bond, Series F, (0.000% to 10/1/23 then 7.750%)	0.000%	10/1/46	2,000,000	2,062,186
Convertible CAB, Subordinated Lien, Warrants, Step bond, Series F, Refunding, (0.000% to 10/1/23 then 7.900%)	0.000%	10/1/50	69,910,000	72,088,060
Senior Lien, Warrants, Series A, Refunding, AGM	5.500%	10/1/53	7,200,000	8,056,006
Subordinated Lien, Warrants, Series D, Refunding	6.000%	10/1/42	16,030,000	18,517,066
Subordinated Lien, Warrants, Series D, Refunding	6.500%	10/1/53	12,300,000	14,328,490
Southeast Alabama Gas Supply District, Gas Supply Revenue, Series 2018A	4.000%	6/1/24	50,595,000	55,310,231	(b)(c)
Total Alabama				175,595,812
Alaska — 0.6%
Alaska State Housing Finance Corp. Revenue:
State Capital Project II, Series A	5.000%	12/1/27	315,000	326,526	(d)
State Capital Project II, Series B	5.000%	12/1/37	1,985,000	2,513,181
State Capital Project II, Series B	5.000%	12/1/38	1,515,000	1,913,925
State Capital Project II, Series B	5.000%	12/1/39	1,000,000	1,260,432
Anchorage, AK, Port Revenue, Series A	5.000%	12/1/50	5,700,000	6,847,709	(a)
Northern Tobacco Securitization Corp., AK, Revenue:
Asset Backed Senior Bonds, Class 1, Series A, Refunding	5.000%	6/1/32	1,115,000	1,479,846
Asset Backed Senior Bonds, Class 1, Series A, Refunding	5.000%	6/1/33	1,390,000	1,835,883
Asset Backed Senior Bonds, Class 1, Series A, Refunding	4.000%	6/1/34	1,000,000	1,222,320
Asset Backed Senior Bonds, Class 1, Series A, Refunding	4.000%	6/1/35	2,500,000	3,043,132
Asset Backed Senior Bonds, Class 1, Series A, Refunding	4.000%	6/1/37	1,500,000	1,813,151
Asset Backed Senior Bonds, Class 1, Series A, Refunding	4.000%	6/1/38	1,255,000	1,513,318

See Notes to Financial Statements.

4	Western Asset Managed Municipals Fund 2021 Semi-Annual Report

Western Asset Managed Municipals Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Alaska — continued
Asset Backed Senior Bonds, Class 1, Series A, Refunding	4.000%	6/1/40	$1,350,000	$1,617,070
Asset Backed Senior Bonds, Class 1, Series A, Refunding	4.000%	6/1/50	1,500,000	1,768,811
Total Alaska				27,155,304
Arizona — 2.2%
Arizona State Board of Regents University System Revenue:
Series D	5.000%	7/1/41	3,450,000	4,016,174
Series D	5.000%	7/1/46	2,500,000	2,908,206
Arizona State IDA, Education Revenue:
Academies Math & Science Project, Series A, Refunding, SD Credit Program	5.000%	7/1/48	1,800,000	2,096,498
Academies Math & Science Project, Series S, Refunding, SD Credit Program	5.000%	7/1/47	1,300,000	1,497,534
Basis School Project, Credit Enhanced, Series F, Refunding, SD Credit Program	5.000%	7/1/47	1,505,000	1,753,384
Basis School Project, Credit Enhanced, Series F, Refunding, SD Credit Program	5.000%	7/1/52	1,000,000	1,161,886
Basis School Project, Series D, Refunding	5.000%	7/1/37	600,000	705,443	(e)
Basis School Project, Series D, Refunding	5.000%	7/1/47	860,000	999,757	(e)
Basis School Project, Series D, Refunding	5.000%	7/1/51	2,580,000	2,991,576	(e)
Arizona State IDA, Hospital Revenue, Phoenix Children’s Hospital, Series A	4.000%	2/1/50	4,000,000	4,669,782
Arizona State IDA, Revenue Bonds:
Lincoln South Beltway Project	5.000%	2/1/26	2,490,000	2,975,037
Lincoln South Beltway Project	5.000%	8/1/27	1,205,000	1,499,539
Lincoln South Beltway Project	5.000%	2/1/28	2,760,000	3,478,407
Lincoln South Beltway Project	5.000%	8/1/28	2,355,000	3,003,609
Chandler, AZ, IDA Revenue, Intel Corp. Project	5.000%	6/3/24	37,990,000	42,693,219	(a)(b)(c)
Maricopa County, AZ, IDA, Education Revenue:
Great Hearts Arizona Project, Series A, SD Credit Program	5.000%	7/1/52	1,000,000	1,165,475
Great Hearts Arizona Project, Series C, SD Credit Program	5.000%	7/1/37	300,000	355,859
Great Hearts Arizona Project, Series C, SD Credit Program	5.000%	7/1/48	600,000	700,451
Legacy Traditional School Project, Series A, SD Credit Program	5.000%	7/1/39	700,000	868,351

See Notes to Financial Statements.

Western Asset Managed Municipals Fund 2021 Semi-Annual Report	5

Schedule of investments (unaudited) (cont’d)

August 31, 2021

Western Asset Managed Municipals Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Arizona — continued
Legacy Traditional School Project, Series A, SD Credit Program	5.000%	7/1/49	$1,300,000	$1,585,399
Navajo Nation, AZ, Revenue, Series A, Refunding	5.500%	12/1/30	5,235,000	5,916,110	(e)
Phoenix, AZ, IDA, Education Revenue, Great Hearts Academies, Refunding	5.000%	7/1/46	1,300,000	1,442,821
Queen Creek, AZ, Excise Tax & State Shared Revenue:
Series A	5.000%	8/1/42	1,640,000	2,029,237
Series A	5.000%	8/1/47	2,000,000	2,456,934
Salt Verde, AZ, Financial Corp., Natural Gas Revenue, Series 2007	5.250%	12/1/28	12,000,000	15,338,155
Total Arizona				108,308,843
California — 12.7%
Alameda, CA, Corridor Transportation Authority Revenue:
Second Subordinated Lien, Series B, Refunding	5.000%	10/1/34	6,750,000	8,026,018
Second Subordinated Lien, Series B, Refunding	5.000%	10/1/37	2,250,000	2,663,076
Anaheim, CA, Public Financing Authority Lease Revenue:
Series A, Refunding	5.000%	5/1/33	1,750,000	1,930,388
Series A, Refunding	5.000%	5/1/34	1,350,000	1,488,182
Series A, Refunding	5.000%	5/1/46	9,000,000	9,905,019
Bay Area Toll Authority, CA, Toll Bridge Revenue, San Francisco Bay Area, Series A, (SIFMA Municipal Swap Index Yield + 1.250%)	1.270%	4/1/27	27,000,000	28,220,851	(b)(c)
California State Community Housing Agency, Essential Housing Revenue, Fountains at Emerald Park, Series A	3.000%	8/1/56	4,625,000	4,793,903
California State CSCDA Community Improvement Authority, Essential Housing Revenue, Series A	4.000%	8/1/56	5,250,000	5,806,366
California State Health Facilities Financing Authority Revenue:
Lucile Salter Packard Children’s Hospital at Stanford	5.000%	11/15/49	7,500,000	8,932,528
Lucile Salter Packard Children’s Hospital at Stanford	5.000%	11/15/56	1,500,000	1,829,641

See Notes to Financial Statements.

6	Western Asset Managed Municipals Fund 2021 Semi-Annual Report

Western Asset Managed Municipals Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
California — continued
California State Infrastructure & Economic Development Bank Revenue, UCSF 2130 Third Street	5.000%	5/15/42	$5,000,000	$6,123,377
California State MFA Revenue:
Orange County Civic Center, Series A	5.000%	6/1/48	7,000,000	8,552,354
Senior Lien, LINXS APM Project, Series A	5.000%	12/31/43	8,085,000	9,835,412	(a)
Senior Lien, LINXS APM Project, Series A	5.000%	12/31/47	9,700,000	11,749,691	(a)
Senior Lien, LINXS APM Project, Series B	5.000%	6/1/48	2,000,000	2,417,861	(a)
California State MFA Special Facility Revenue, United Airlines, Inc., Los Angeles International Airport Project	4.000%	7/15/29	1,200,000	1,401,510	(a)
California State PCFA Water Furnishing Revenue:
San Diego County Water Authority Desalination Project	5.000%	11/21/45	8,000,000	9,671,115	(e)
San Diego County Water Authority Desalination Project, Refunding	5.000%	7/1/29	2,000,000	2,460,157	(e)
San Diego County Water Authority Desalination Project, Refunding	5.000%	7/1/39	7,300,000	8,936,658	(e)
California State University Revenue, Systemwide, Series A	4.000%	11/1/45	1,500,000	1,692,190
California State, GO:
Various Purpose	4.000%	3/1/46	4,000,000	4,733,629
Various Purpose, Refunding	5.000%	9/1/41	18,250,000	24,318,114	(f)
California Statewide CDA Revenue:
American Baptist Homes of the West, Refunding	5.000%	10/1/45	2,550,000	2,868,660
Provident Group-Pomona Properties LLC, Series A	5.750%	1/15/45	11,815,000	12,383,980	(e)
Eastern Municipal Water District Financing Authority, CA, Water & Wastewater Revenue, Series D	5.000%	7/1/47	15,950,000	19,648,424
Golden State, CA, Tobacco Securitization Corp. Revenue, Tobacco Settlement Funded, Series A-1, Refunding	5.250%	6/1/47	19,150,000	19,831,583
Long Beach, CA, Bond Finance Authority Revenue:
Natural Gas Purchase, Series A	5.000%	11/15/29	2,500,000	3,207,792
Natural Gas Purchase, Series A	5.500%	11/15/37	3,730,000	5,602,903
Long Beach, CA, Harbor Revenue, Series A	5.000%	5/15/39	2,000,000	2,551,521

See Notes to Financial Statements.

Western Asset Managed Municipals Fund 2021 Semi-Annual Report	7

Schedule of investments (unaudited) (cont’d)

August 31, 2021

Western Asset Managed Municipals Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
California — continued
Long Beach, CA, Marina System Revenue, Alamitos Bay Marina Project	5.000%	5/15/40	$2,250,000	$2,490,978
Los Angeles County, CA, MTA, Sales Tax Revenue:
Senior Proposition C, Series A	5.000%	7/1/38	6,000,000	7,611,914
Senior Proposition C, Series A	5.000%	7/1/39	4,000,000	5,064,178
Senior Proposition C, Series B	5.000%	7/1/34	1,000,000	1,276,484
Senior Proposition C, Series B	5.000%	7/1/36	5,000,000	6,359,706
Los Angeles, CA, Department of Airports Revenue:
Los Angeles International Airport, Subordinated, Series C	5.000%	5/15/44	6,500,000	7,995,927	(a)
Los Angeles International Airport, Subordinated, Series D	5.000%	5/15/37	1,500,000	1,892,382	(a)
Los Angeles International Airport, Subordinated, Series D	5.000%	5/15/38	3,345,000	4,211,332	(a)
Los Angeles International Airport, Subordinated, Series D	5.000%	5/15/39	3,000,000	3,775,927	(a)
Los Angeles International Airport, Subordinated, Series D	5.000%	5/15/49	4,500,000	5,574,348	(a)
Los Angeles International Airport, Subordinated, Series F	4.000%	5/15/49	3,525,000	4,041,740	(a)
Los Angeles, CA, Department of Water & Power, Power System Revenue:
Series A	5.000%	7/1/47	7,500,000	9,024,145
Series A, Refunding	5.000%	7/1/46	2,000,000	2,351,951
Series B, Refunding	5.000%	7/1/39	11,020,000	13,349,912
Series C	5.000%	7/1/37	4,825,000	5,952,921
Series C	5.000%	7/1/38	1,000,000	1,232,294
Series C	5.000%	7/1/42	13,000,000	15,939,694
Series E	5.000%	7/1/44	10,000,000	11,250,302
Los Angeles, CA, Wastewater System Revenue, Green Bonds, Subordinated, Series A	5.000%	6/1/48	8,400,000	10,378,079
M-S-R Energy Authority, CA, Natural Gas Revenue:
Series A	7.000%	11/1/34	7,000,000	11,011,888
Series A	6.500%	11/1/39	7,265,000	11,942,917
Series B	7.000%	11/1/34	26,500,000	41,687,863
Series B	6.500%	11/1/39	13,000,000	21,370,670
Series C	6.125%	11/1/29	5,735,000	7,269,053

See Notes to Financial Statements.

8	Western Asset Managed Municipals Fund 2021 Semi-Annual Report

Western Asset Managed Municipals Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
California — continued
Series C	7.000%	11/1/34	$20,000,000	$31,462,538
Series C	6.500%	11/1/39	1,290,000	2,120,628
Northern California Energy Authority, Commodity Supply Revenue, Series A	4.000%	7/1/24	5,990,000	6,570,282	(b)(c)
River Islands, CA, Public Financing Authority, Special Tax Revenue, Community Facilities District No. 2003-1, Refunding	5.500%	9/1/45	12,000,000	12,638,195
Riverside County, CA, Transportation Commission Sales Tax Revenue:
Series B, Refunding	5.000%	6/1/38	7,100,000	8,893,273
Series B, Refunding	5.000%	6/1/39	9,930,000	12,414,409
Riverside County, CA, Transportation Commission Toll Revenue:
Senior Lien, Series A	5.750%	6/1/44	1,500,000	1,617,750
Senior Lien, Series A	5.750%	6/1/48	3,700,000	3,990,276
Riverside, CA, USD Financing Authority Revenue:
Superior Lien, Series A	5.000%	9/1/32	1,375,000	1,435,996
Superior Lien, Series A	5.000%	9/1/37	1,280,000	1,334,232
Roseville, CA, Natural Gas Financing Authority Revenue, Series 2007	5.000%	2/15/27	4,000,000	4,866,082
San Bernardino, CA, USD Revenue, COP:
2019 School Financing Project, AGM	5.000%	10/1/36	3,995,000	4,931,567
2019 School Financing Project, AGM	5.000%	10/1/38	1,750,000	2,149,262
San Diego County, CA, Regional Transportation Commission, Sales Tax Revenue, Series A	5.000%	4/1/48	11,700,000	13,852,807
San Francisco, CA, City & County Airport Commission, International Airport Revenue:
Series A	5.000%	5/1/49	4,500,000	5,525,907	(a)
Series A, Refunding	5.000%	5/1/35	5,000,000	6,541,718	(a)
Series A, Refunding	5.000%	5/1/36	5,000,000	6,528,008	(a)
SFO Fuel Company LLC, Series A, Refunding	5.000%	1/1/37	1,155,000	1,432,064	(a)
SFO Fuel Company LLC, Series A, Refunding	5.000%	1/1/47	1,500,000	1,826,189	(a)
San Mateo County, CA, Joint Powers Financing Authority Lease Revenue, Capital Project, Series A	5.000%	7/15/43	5,280,000	6,612,784
South Whittier School District, GO:
Series B, AGM	4.000%	8/1/46	1,365,000	1,555,319
Series B, AGM	4.000%	8/1/48	2,270,000	2,583,370

See Notes to Financial Statements.

Western Asset Managed Municipals Fund 2021 Semi-Annual Report	9

Schedule of investments (unaudited) (cont’d)

August 31, 2021

Western Asset Managed Municipals Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
California — continued
Southern California Water Replenishment District, Financing Authority, Replenishment Revenue, Series 2018	5.000%	8/1/48	$15,000,000	$18,537,595
Tobacco Securitization Authority of Southern California Revenue:
Asset Backed Refunding, San Diego County Tobacco Asset Securitization Corporation, Class 1, Series A	5.000%	6/1/25	1,750,000	2,044,124
Asset Backed Refunding, San Diego County Tobacco Asset Securitization Corporation, Class 1, Series A	5.000%	6/1/27	1,000,000	1,242,728
Asset Backed Refunding, San Diego County Tobacco Asset Securitization Corporation, Class 1, Series A	5.000%	6/1/48	3,200,000	4,028,959
University of California, CA, Revenue, Limited Project, Series K	5.000%	5/15/35	6,000,000	7,201,986
Total California				618,577,556
Colorado — 1.5%
Base Village Metropolitan District #2, CO, GO, Series A, Refunding	5.500%	12/1/36	774,000	802,537
Broadway Station Metropolitan District #3, CO, GO:
Series A	5.000%	12/1/39	750,000	827,062
Series A	5.000%	12/1/49	1,000,000	1,098,208
Colorado State Educational & Cultural Facilities Authority Revenue:
University of Denver Project, Series A	5.000%	3/1/43	3,700,000	4,481,884
University of Denver Project, Series A	5.000%	3/1/47	4,900,000	5,926,080
Colorado State Health Facilities Authority Revenue:
Adventhealth Obligated, Series A	4.000%	11/15/43	10,000,000	11,816,407
Commonspirit Health Initiatives, Series B-1, Refunding	5.000%	8/1/25	9,400,000	10,812,220	(b)(c)
Commonspirit Health Initiatives, Series B-2	5.000%	8/1/26	6,000,000	7,113,224	(b)(c)
Commonspirit Health Project, Series A-1	4.000%	8/1/44	4,500,000	5,182,178
Commonspirit Health Project, Series A-2	4.000%	8/1/49	750,000	858,597
Improvement and Refunding Revenue, Bethesda Project, Series A	5.000%	9/15/48	4,950,000	5,796,083
Colorado State High Performance Transportation Enterprise Revenue:
C-470 Express Lanes	5.000%	12/31/47	1,500,000	1,713,930

See Notes to Financial Statements.

10	Western Asset Managed Municipals Fund 2021 Semi-Annual Report

Western Asset Managed Municipals Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Colorado — continued
C-470 Express Lanes	5.000%	12/31/51	$1,600,000	$1,825,346
District of Vauxmont Metropolitan, CO, GO, Series 2020, Refunding, AGM	5.000%	12/1/50	1,500,000	1,860,818
Public Authority for Colorado Energy, Natural Gas Purchase Revenue	6.500%	11/15/38	8,400,000	13,118,804
Regional Transportation District, CO:
Denver Transit Partners Eagle P3 Project, Series A, Refunding	4.000%	7/15/36	1,000,000	1,201,505
Denver Transit Partners Eagle P3 Project, Series A, Refunding	3.000%	7/15/37	1,000,000	1,075,452
Total Colorado				75,510,335
Connecticut — 1.0%
Connecticut Airport Authority, Customer Facility Charge Revenue, Ground Transportation, Center Project, Series A	5.000%	7/1/49	2,000,000	2,445,575	(a)
Connecticut State Special Tax Obligation Revenue:
Transportation Infrastructure Purpose, Series A	5.000%	5/1/35	4,250,000	5,558,166
Transportation Infrastructure Purpose, Series A	5.000%	1/1/38	7,745,000	9,575,813
Connecticut State Special Tax Revenue, Transportation Infrastructure, Series A	5.000%	5/1/34	2,400,000	3,145,873
Connecticut State, GO:
Series A	5.000%	4/15/30	2,250,000	2,918,642
Series A	5.000%	4/15/34	2,000,000	2,552,023
Series A	5.000%	4/15/35	4,895,000	6,124,482
Series A	5.000%	4/15/36	2,300,000	2,919,639
Series A	5.000%	4/15/39	1,650,000	2,079,801
Series E	5.000%	10/15/34	5,360,000	6,463,425
Harbor Point, CT, Infrastructure Improvement District, Special Obligation Revenue, Harbor Point Project Ltd., Refunding	5.000%	4/1/39	3,850,000	4,463,573	(e)
Total Connecticut				48,247,012
Delaware — 0.5%
Delaware State EDA Revenue, Acts Retirement Communities	5.000%	11/15/48	3,000,000	3,475,638
Delaware State Health Facilities Authority Revenue, Beebe Medical Center Project	5.000%	6/1/48	3,000,000	3,598,016

See Notes to Financial Statements.

Western Asset Managed Municipals Fund 2021 Semi-Annual Report	11

Schedule of investments (unaudited) (cont’d)

August 31, 2021

Western Asset Managed Municipals Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Delaware — continued
Delaware State Transportation Authority Revenue:
US 301 Project	5.000%	6/1/45	$3,070,000	$3,535,748
US 301 Project	5.000%	6/1/55	13,750,000	15,803,053
Total Delaware				26,412,455
District of Columbia — 0.4%
District of Columbia Revenue:
KIPP DC Project, Series B, Refunding	5.000%	7/1/42	9,250,000	10,953,845
KIPP DC Project, Series B, Refunding	5.000%	7/1/48	7,200,000	8,451,061
Total District of Columbia				19,404,906
Florida — 4.7%
Broward County, FL, Airport System Revenue:
Series 2017	5.000%	10/1/42	3,500,000	4,236,992	(a)
Series 2017	5.000%	10/1/47	3,350,000	4,044,575	(a)
Series A	5.000%	10/1/25	2,000,000	2,364,603	(a)
Series A	5.000%	10/1/26	1,500,000	1,828,007	(a)
Series A	5.000%	10/1/28	1,500,000	1,914,124	(a)
Series A	5.000%	10/1/45	22,000,000	25,612,704	(a)
Broward County, FL, Port Facilities Revenue:
Series B	5.000%	9/1/32	10,375,000	13,415,076	(a)
Series B	5.000%	9/1/33	8,610,000	11,097,853	(a)
Broward County, FL, School Board, COP:
Series B, Refunding	5.000%	7/1/31	8,750,000	10,164,287
Series B, Refunding	5.000%	7/1/32	8,000,000	9,286,472
Cape Coral, FL, Water & Sewer Revenue, Refunding	5.000%	10/1/39	5,000,000	6,145,284
Cityplace, FL, Community Development District, Special Assessment Revenue, Refunding	5.000%	5/1/26	2,500,000	2,828,658
FAU Finance Corporation Florida Capital Improvement Revenue:
Student Housing Project, Series A, Refunding	5.000%	7/1/36	4,000,000	5,061,746
Student Housing Project, Series A, Refunding	5.000%	7/1/38	4,000,000	5,036,964
Student Housing Project, Series A, Refunding	5.000%	7/1/39	2,500,000	3,140,855
Florida State Development Finance Corp., Educational Facilities Revenue, Renaissance Charter School Inc. Projects, Series A	6.125%	6/15/46	3,030,000	3,423,465	(e)
Florida State Mid-Bay Bridge Authority Revenue:
First Senior Lien, Series A, Refunding	5.000%	10/1/40	2,000,000	2,268,841
Series A, Refunding	5.000%	10/1/28	500,000	579,384
Series A, Refunding	5.000%	10/1/29	2,720,000	3,139,821

See Notes to Financial Statements.

12	Western Asset Managed Municipals Fund 2021 Semi-Annual Report

Western Asset Managed Municipals Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Florida — continued
Series A, Refunding	5.000%	10/1/35	$5,000,000	$5,710,856
Greater Orlando, FL, Aviation Authority, Airport Facilities Revenue:
Priority Subordinated, Series A	5.000%	10/1/42	4,750,000	5,750,204	(a)
Priority Subordinated, Series A	5.000%	10/1/47	3,725,000	4,497,325	(a)
Jacksonville, FL:
Better Jacksonville Sales Tax Revenue, Refunding	5.000%	10/1/26	6,250,000	6,580,560
Transportation Revenue, Series A, Refunding	5.000%	10/1/27	2,830,000	2,977,815	(d)
Transportation Revenue, Series A, Refunding	5.000%	10/1/29	9,000,000	9,470,083	(d)
Miami-Dade County, FL, Aviation Revenue:
Series A, Refunding	4.000%	10/1/40	1,625,000	1,931,502
Series A, Refunding	4.000%	10/1/41	1,000,000	1,185,319
Series A, Refunding	5.000%	10/1/41	7,250,000	8,694,735
Series A, Refunding	5.000%	10/1/49	12,900,000	15,978,731	(a)
Series B, Refunding	5.000%	10/1/40	3,000,000	3,634,245	(a)
Miami-Dade County, FL, Health Facilities Authority, Hospital Revenue, Nicklaus Children’s Hospital, Refunding	5.000%	8/1/47	6,500,000	7,791,866
Orange County, FL, Health Facilities Authority Revenue, Presbyterian Retirement Communities, Refunding	5.000%	8/1/47	4,750,000	5,230,922
Orlando & Orange County, FL, Expressway Authority Revenue, Refunding	5.000%	7/1/22	1,750,000	1,820,766
Palm Beach County, FL, Health Facilities Authority Revenue:
Acts Retirement-Life Communities	5.000%	11/15/45	1,750,000	2,029,795
Toby & Leon Cooperman Sinai Residences of Boca Raton Expansion, Series A	5.000%	6/1/55	1,275,000	1,388,383
Toby & Leon Cooperman Sinai Residences of Boca Raton Expansion, Series B	2.625%	6/1/25	2,000,000	2,062,441
Toby & Leon Cooperman Sinai Residences of Boca Raton Expansion, Series B-1	3.000%	6/1/27	5,665,000	5,945,840
Reunion, FL, East Community Development District, Special Assessment Bond, Series A-2	7.375%	5/1/33	850,000	9	*(g)
Santa Rosa, FL, Bay Bridge Authority Revenue	6.250%	7/1/28	713,118	627,544	*(g)
Sarasota County, FL, Public Hospital Board Revenue:
Sarasota Memorial Hospital, Series B, Refunding, NATL	5.250%	7/1/24	4,165,000	4,624,104

See Notes to Financial Statements.

Western Asset Managed Municipals Fund 2021 Semi-Annual Report	13

Schedule of investments (unaudited) (cont’d)

August 31, 2021

Western Asset Managed Municipals Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Florida — continued
Sarasota Memorial Hospital, Series B, Refunding, NATL	5.500%	7/1/28	$3,485,000	$4,272,976
Tampa, FL, Hospital Revenue:
H. Lee Moffitt Cancer Center Project, Series B	4.000%	7/1/45	1,500,000	1,740,529
H. Lee Moffitt Cancer Center Project, Series B	5.000%	7/1/50	3,945,000	4,923,023
Tampa, FL, Sports Authority Revenue, Tampa Bay Arena Project, NATL, GTD	6.100%	10/1/26	930,000	1,059,439
Volusia County, FL, EFA Revenue, Educational Facilities Embry-Riddle Aeronautical University Inc. Project, Refunding	5.000%	10/15/47	2,750,000	3,289,802
Total Florida				228,808,525
Georgia — 1.3%
Atlanta, GA, Water & Wastewater Revenue, Series A, NATL	5.500%	11/1/27	1,000,000	1,208,101
Brookhaven, GA, Development Authority Revenue:
Children’s Healthcare of Atlanta, Inc., Series A	4.000%	7/1/44	1,500,000	1,756,063
Children’s Healthcare of Atlanta, Inc., Series A	4.000%	7/1/49	7,000,000	8,141,327
Cobb County, GA, Kennestone Hospital Authority Revenue, Wellstar Health System, Inc. Project, Series A	5.000%	4/1/50	1,500,000	1,879,715
Cobb-Marietta Counties, GA, Coliseum & Exhibit Hall Authority Revenue, Refunding, NATL	5.625%	10/1/26	795,000	890,939
Fulton County, GA, Development Authority Revenue:
Georgia Institute of Technology	5.000%	6/15/44	1,750,000	2,194,765
Wellstar Health System, Inc. Project, Series A	4.000%	4/1/50	3,250,000	3,731,852
Georgia State Higher Education Facilities Authority Revenue:
USG Real Estate Foundation II LLC Project, Refunding	5.000%	6/15/34	1,100,000	1,392,410
USG Real Estate Foundation II LLC Project, Refunding	5.000%	6/15/35	1,000,000	1,263,443
Georgia State Municipal Electric Authority Power Revenue:
Plant Vogtle Units 3&4 Project, Series A	5.000%	1/1/49	2,000,000	2,433,744
Plant Vogtle Units 3&4, Project J, Series A	4.000%	1/1/51	1,000,000	1,148,577
Plant Vogtle Units 3&4, Project J, Series A	5.000%	1/1/56	2,000,000	2,458,183

See Notes to Financial Statements.

14	Western Asset Managed Municipals Fund 2021 Semi-Annual Report

Western Asset Managed Municipals Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Georgia — continued
Plant Vogtle Units 3&4, Project M, Series A	4.000%	1/1/51	$1,000,000	$1,151,057
Plant Vogtle Units 3&4, Project M, Series A	5.000%	1/1/56	1,015,000	1,254,547
Project One Subordinated, Series A	5.000%	1/1/45	1,950,000	2,474,329
Project One, Series A	5.000%	1/1/50	2,250,000	2,841,035
Series EE, AMBAC	7.250%	1/1/24	500,000	579,841
Main Street Natural Gas Inc., GA, Gas Project Revenue:
Series A	5.500%	9/15/26	10,000,000	12,256,833
Series A	5.000%	5/15/34	2,000,000	2,508,638
Series A	5.000%	5/15/43	1,950,000	2,383,477
Series B	5.000%	3/15/22	5,000,000	5,125,661
Series C	4.000%	9/1/26	4,570,000	5,278,101	(b)(c)
Milledgeville, GA, Water & Sewer Revenue, Refunding, AGM	6.000%	12/1/21	110,000	111,380
Total Georgia				64,464,018
Guam — 0.2%
Guam Government, Business Privilege Tax Revenue:
Series F, Refunding	5.000%	1/1/28	250,000	306,403	(f)
Series F, Refunding	5.000%	1/1/29	1,000,000	1,247,915	(f)
Series F, Refunding	5.000%	1/1/30	750,000	950,820	(f)
Series F, Refunding	5.000%	1/1/31	750,000	971,127	(f)
Series F, Refunding	4.000%	1/1/36	3,500,000	4,104,218	(f)
Total Guam				7,580,483
Illinois — 12.3%
Chicago, IL, Board of Education, Dedicated Capital Improvement, Special Tax Revenue:
Series 2017	5.000%	4/1/46	1,625,000	1,915,838
Series 2018	5.000%	4/1/38	1,200,000	1,461,845
Series 2018	5.000%	4/1/42	4,400,000	5,342,212
Chicago, IL, Board of Education, GO:
Dedicated, Series G, Refunding	5.000%	12/1/34	800,000	973,290
Dedicated, Series G, Refunding	5.000%	12/1/44	1,750,000	2,099,349
Dedicated, Series H	5.000%	12/1/36	1,500,000	1,817,762
Dedicated, Series H	5.000%	12/1/46	1,000,000	1,197,432
Series A	5.000%	12/1/33	3,400,000	4,392,579
Series A	5.000%	12/1/34	3,250,000	4,185,638
Series A	5.000%	12/1/36	2,800,000	3,590,286
Series A	5.000%	12/1/37	2,750,000	3,515,032

See Notes to Financial Statements.

Western Asset Managed Municipals Fund 2021 Semi-Annual Report	15

Schedule of investments (unaudited) (cont’d)

August 31, 2021

Western Asset Managed Municipals Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Illinois — continued
Series A	5.000%	12/1/39	$2,000,000	$2,544,895
Series A	5.000%	12/1/40	1,840,000	2,336,004
Series A	5.000%	12/1/41	1,000,000	1,266,071
Series B, Refunding	5.000%	12/1/36	1,300,000	1,666,919
Series C, Refunding	5.000%	12/1/24	250,000	285,194
Series C, Refunding	5.000%	12/1/25	2,400,000	2,828,408
Series D	5.000%	12/1/46	4,250,000	5,192,297
Chicago, IL, GO:
Series 2002B	5.500%	1/1/33	6,000,000	6,847,957
Series 2003B, Refunding	5.500%	1/1/33	2,510,000	2,864,729
Series 2005B, Refunding	5.500%	1/1/33	4,000,000	4,565,305
Series 2005B, Refunding	5.500%	1/1/40	4,500,000	5,120,446
Series A	5.000%	1/1/44	17,175,000	20,801,872
Series A, Refunding	5.000%	1/1/27	4,000,000	4,845,164
Series A, Refunding	5.000%	1/1/28	11,750,000	14,579,500
Series A, Refunding	5.250%	1/1/33	3,250,000	3,545,960
Series A, Refunding	5.000%	1/1/35	3,800,000	4,117,406
Series A, Refunding	6.000%	1/1/38	7,450,000	9,269,925
Series C, Refunding	5.000%	1/1/25	1,420,000	1,623,144
Chicago, IL, O’Hare International Airport Revenue:
General Senior Lien, Series B, Refunding	5.000%	1/1/35	2,250,000	2,652,085
General Senior Lien, Series B, Refunding	5.000%	1/1/41	1,500,000	1,759,876
Senior Lien, Series D	5.000%	1/1/47	9,625,000	11,531,267
Senior Lien, Series G	5.000%	1/1/47	1,645,000	1,951,136	(a)
Senior Lien, Series G	5.000%	1/1/52	1,520,000	1,804,359	(a)
Series A, Refunding	5.000%	1/1/34	8,190,000	9,353,265	(a)
Series C	5.000%	1/1/31	3,250,000	3,717,402	(a)
Series C	5.000%	1/1/32	3,325,000	3,800,818	(a)
Series C	5.000%	1/1/33	3,000,000	3,428,241	(a)
Series C	5.000%	1/1/34	2,800,000	3,197,697	(a)
Series C	5.000%	1/1/35	500,000	570,484	(a)
Series C	5.000%	1/1/46	7,000,000	7,947,073	(a)
Series D, Refunding	5.000%	1/1/46	1,000,000	1,142,747
TrIPS Obligated Group	5.000%	7/1/48	3,850,000	4,587,137	(a)
Chicago, IL, Transit Authority, Sales Tax Receipts Revenue:
Second Lien	5.000%	12/1/51	4,400,000	5,210,715
Second Lien, Series A, Refunding	4.000%	12/1/50	5,000,000	5,780,410

See Notes to Financial Statements.

16	Western Asset Managed Municipals Fund 2021 Semi-Annual Report

Western Asset Managed Municipals Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Illinois — continued
Second Lien, Series A, Refunding	4.000%	12/1/55	$2,800,000	$3,187,125
Second Lien, Series A, Refunding	5.000%	12/1/55	1,500,000	1,843,030
Chicago, IL, Wastewater Transmission Revenue:
Second Lien	5.000%	1/1/44	6,000,000	6,594,908
Second Lien, Series A	5.000%	1/1/47	1,600,000	1,883,341
Second Lien, Series B, Refunding	5.000%	1/1/36	4,025,000	4,833,676
Second Lien, Series B, Refunding	5.000%	1/1/38	1,000,000	1,195,568
Second Lien, Series C, Refunding	5.000%	1/1/39	2,000,000	2,277,674
Chicago, IL, Waterworks Revenue:
Second Lien Project	5.000%	11/1/39	11,840,000	13,281,372
Second Lien, Series 2017, Refunding	5.000%	11/1/29	1,000,000	1,252,881
Second Lien, Series 2017-2, Refunding, AGM	5.000%	11/1/32	1,000,000	1,241,122
Second Lien, Series 2017-2, Refunding, AGM	5.000%	11/1/34	6,000,000	7,415,069
Second Lien, Series 2017-2, Refunding, AGM	5.000%	11/1/36	2,390,000	2,944,336
Cook County, IL, Sales Tax Revenue:
Series A, Refunding	4.000%	11/15/39	3,000,000	3,575,422
Series A, Refunding	4.000%	11/15/41	3,750,000	4,432,578
Elk Grove Village, IL, GO:
Cook and DuPage Counties	5.000%	1/1/34	1,350,000	1,636,241
Cook and DuPage Counties, Refunding	5.000%	1/1/36	1,300,000	1,567,921
Illinois Sports Facilities Authority Revenue, Sport Facilities Project, Series 2019, Refunding	5.000%	6/15/29	2,000,000	2,492,678
Illinois State Finance Authority Revenue:
Benedictine University, Refunding	5.000%	10/1/29	1,000,000	1,249,043
Benedictine University, Refunding	5.000%	10/1/31	1,000,000	1,271,962
Benedictine University, Refunding	4.000%	10/1/33	715,000	830,057
Northshore University Healthsystem, Series A	5.000%	8/15/35	2,000,000	2,619,840
Northshore University Healthsystem, Series A	4.000%	8/15/39	3,850,000	4,622,948
Northshore University Healthsystem, Series A	4.000%	8/15/41	1,750,000	2,090,876
OSF Healthcare System, Series A	4.000%	5/15/50	5,510,000	6,375,609
University of Illinois at Urbana, Academic Facilities Lease Revenue Bonds	5.000%	10/1/44	1,000,000	1,234,944
University of Illinois at Urbana, Academic Facilities Lease Revenue Bonds	5.000%	10/1/49	1,200,000	1,473,237
University of Illinois at Urbana, Academic Facilities Lease Revenue Bonds	5.000%	10/1/51	1,000,000	1,226,111
University of Illinois, Health Services Facilities Lease Revenue Bonds	4.000%	10/1/50	2,250,000	2,589,201

See Notes to Financial Statements.

Western Asset Managed Municipals Fund 2021 Semi-Annual Report	17

Schedule of investments (unaudited) (cont’d)

August 31, 2021

Western Asset Managed Municipals Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Illinois — continued
Illinois State Finance Authority, Student Housing & Academic Facilities Revenue:
CHF Chicago LLC, University of Illinois Chicago Project	5.000%	2/15/47	$2,000,000	$2,309,622
CHF Chicago LLC, University of Illinois Chicago Project	5.000%	2/15/50	500,000	576,501
Illinois State Sports Facilities Authority Revenue:
Sport Facilities Project, Series 2019, Refunding	5.000%	6/15/28	2,000,000	2,458,884
Sport Facilities Project, Series 2019, Refunding, BAM	5.000%	6/15/28	1,250,000	1,565,736
Sport Facilities Project, Series 2019, Refunding, BAM	5.000%	6/15/29	2,450,000	3,109,333
Illinois State Toll Highway Authority Revenue:
Series A	5.000%	1/1/40	6,000,000	7,563,721
Series A	5.000%	1/1/42	4,500,000	5,457,456
Series A	5.000%	1/1/44	18,000,000	22,448,875
Illinois State University Revenue:
Auxiliary Facilities System, AGM, Refunding	5.000%	4/1/31	750,000	936,024
Auxiliary Facilities System, AGM, Refunding	5.000%	4/1/33	500,000	620,203
Auxiliary Facilities System, AGM, Refunding	5.000%	4/1/36	750,000	920,867
Illinois State, GO:
Series 2014	5.250%	2/1/32	5,525,000	6,112,993
Series 2016	5.000%	1/1/33	2,500,000	2,857,430
Series 2016	5.000%	11/1/33	1,850,000	2,160,817
Series 2016, Refunding	5.000%	2/1/27	24,345,000	29,544,320
Series 2016, Refunding	5.000%	2/1/29	1,300,000	1,552,878
Series A	5.000%	3/1/36	1,750,000	2,234,192
Series A	5.000%	5/1/39	3,000,000	3,596,182
Series A	5.000%	3/1/46	10,350,000	12,915,062
Series A, Refunding	5.000%	10/1/28	3,000,000	3,762,998
Series A, Refunding	5.000%	10/1/30	4,850,000	6,017,046
Series B, Refunding	5.000%	10/1/28	6,000,000	7,525,995
Series B, Refunding	5.000%	10/1/29	9,250,000	11,510,201
Series D	5.000%	11/1/27	29,570,000	36,429,102
Metropolitan Pier & Exposition Authority, IL, Revenue:
McCormick Place Expansion Project, Series A	5.000%	6/15/57	1,000,000	1,187,436
McCormick Place Expansion Project, Series A, Refunding	4.000%	12/15/42	1,500,000	1,730,232	(f)

See Notes to Financial Statements.

18	Western Asset Managed Municipals Fund 2021 Semi-Annual Report

Western Asset Managed Municipals Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Illinois — continued
McCormick Place Expansion Project, Series A, Refunding	4.000%	12/15/47	$7,500,000	$8,559,547	(f)
McCormick Place Expansion Project, Series A, Refunding	4.000%	6/15/50	23,715,000	27,005,148
McCormick Place Expansion Project, Series A, Refunding	5.000%	6/15/50	27,140,000	33,300,346
McCormick Place Expansion Project, Series A, Refunding	4.000%	6/15/52	3,750,000	4,264,824	(f)
Metropolitan Water Reclamation District of Greater Chicago, IL, GO:
Green Bond, Series A	5.000%	12/1/44	11,000,000	12,508,162
Green Bond, Series B	5.000%	12/1/39	10,095,000	11,507,069
Regional Transportation Authority, IL, GO:
Series A	4.000%	6/1/46	9,080,000	10,083,071
Series A, Refunding, NATL	6.000%	7/1/29	25,805,000	33,167,928
Total Illinois				597,966,142
Indiana — 1.2%
Ball State University, IN, Board of Student Fee Bonds:
Series S	4.000%	7/1/36	1,800,000	2,133,049
Series S	4.000%	7/1/37	750,000	886,318
Series S	4.000%	7/1/38	800,000	943,272
Indiana State Finance Authority Hospital Revenue, Indiana University Health Obligated Group, Series B, Refunding	1.650%	1/1/22	4,250,000	4,271,057	(b)(c)(d)
Indiana State Finance Authority Revenue:
Marion General Hospital, Series A	4.000%	7/1/45	5,000,000	5,788,617
Private Activity, Ohio River Bridge	5.000%	7/1/40	5,000,000	5,395,600	(a)
Indiana State Finance Authority Wastewater Utility Revenue, Green Bonds, CWA Authority Project, Series A	5.000%	10/1/41	10,225,000	12,262,575
Indianapolis, IN, Local Public Improvement Bond Bank:
Indianapolis Airport Authority Project, Series A	5.000%	1/1/27	4,110,000	5,029,926	(a)
Indianapolis Airport Authority Project, Series A	5.000%	1/1/28	5,000,000	6,269,611	(a)
Indianapolis Airport Authority Project, Series A	5.000%	1/1/29	5,500,000	7,057,584	(a)

See Notes to Financial Statements.

Western Asset Managed Municipals Fund 2021 Semi-Annual Report	19

Schedule of investments (unaudited) (cont’d)

August 31, 2021

Western Asset Managed Municipals Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Indiana — continued
Northern Indiana Commuter Transportation District, Industrial Revenue, Limited Obligation Revenue	5.000%	7/1/41	$2,500,000	$2,971,622
Valparaiso, IN, Exempt Facilities Revenue, Pratt Paper LLC Project	7.000%	1/1/44	5,000,000	5,679,320	(a)
Total Indiana				58,688,551
Iowa — 0.2%
Iowa State Finance Authority, Midwestern Disaster Area Revenue, Iowa Fertilizer Company Project, Refunding	3.125%	12/1/22	1,870,000	1,906,681
Iowa State Tobacco Settlement Authority Revenue:
Asset Backed Senior Bonds, Class 1, Series A-2, Refunding	4.000%	6/1/49	2,400,000	2,793,086
Asset Backed Senior Bonds, Class 2, Series B-1, Refunding	4.000%	6/1/49	3,400,000	3,940,651
Total Iowa				8,640,418
Kansas — 0.3%
Sedgwick County, KS, Public Building Commission Revenue:
Series 3	5.000%	2/1/39	4,355,000	4,945,171
Series 3	5.000%	2/1/44	3,000,000	3,387,118
Wyandotte County/Kansas City, KS, Unified Government Utility System Revenue:
Improvement, Series A	5.000%	9/1/40	2,000,000	2,321,682
Improvement, Series A	5.000%	9/1/45	3,000,000	3,461,541
Total Kansas				14,115,512
Kentucky — 2.3%
Kentucky State Economic Development Finance Authority, Commonspirit Health Project, Series A, Refunding	5.000%	8/1/44	5,000,000	6,206,235
Kentucky State Economic Development Finance Authority Revenue, Louisville Arena, Louisville Arena Authority Inc., Refunding, AGM	5.000%	12/1/45	3,900,000	4,805,477
Kentucky State PEA, Gas Supply Revenue:
Series A	4.000%	6/1/26	28,250,000	32,459,117	(b)(c)
Series C	4.000%	6/1/25	45,400,000	51,015,671	(b)(c)
Louisville/Jefferson County, KY, Metropolitan Government Health System Revenue:
Gas and Electric Company Project, Series A	1.750%	7/1/26	5,750,000	5,896,424	(b)(c)

See Notes to Financial Statements.

20	Western Asset Managed Municipals Fund 2021 Semi-Annual Report

Western Asset Managed Municipals Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Kentucky — continued
Norton Healthcare Inc., Series A	5.000%	10/1/37	$2,100,000	$2,657,686
Norton Healthcare Inc., Series A	5.000%	10/1/38	1,500,000	1,894,048
Norton Healthcare Inc., Series A	4.000%	10/1/39	1,000,000	1,161,026
Owensboro, KY, Electric Light & Power System Revenue:
Series B, Refunding	4.000%	1/1/25	2,250,000	2,507,445
Series B, Refunding	5.000%	1/1/26	1,200,000	1,422,984
Series B, Refunding	5.000%	1/1/27	3,000,000	3,662,687
Total Kentucky				113,688,800
Louisiana — 0.7%
Louisiana State Offshore Terminal Authority Revenue:
Loop LLC Project, Series A	1.650%	12/1/23	3,010,000	3,056,197	(b)(c)
Loop LLC Project, Series A	1.650%	12/1/23	7,025,000	7,132,820	(b)(c)
Louisiana State PFA, Lease Revenue, Provident Group, Flagship Property, Louisiana University Nicholson Gateway	5.000%	7/1/46	4,750,000	5,445,358
Shreveport, LA, Water & Sewer Revenue, Series A, AGM	5.000%	12/1/41	2,340,000	2,862,475
St. John the Baptist Parish, LA, State Revenue:
Marathon Oil Corp. Project, Refunding	2.125%	7/1/24	3,100,000	3,227,136	(b)(c)
Marathon Oil Corp. Project, Refunding	2.200%	7/1/26	7,400,000	7,824,881	(b)(c)
Marathon Oil Corp. Project, Series B-2, Refunding	2.375%	7/1/26	6,200,000	6,607,047	(b)(c)
Total Louisiana				36,155,914
Maryland — 0.3%
Baltimore, MD, Water Project Revenue, Series A	4.000%	7/1/49	5,750,000	6,728,778
Maryland State EDC, EDR:
Transportation Facilities Project, Series A, Refunding	5.000%	6/1/30	1,000,000	1,238,885
Transportation Facilities Project, Series A, Refunding	5.000%	6/1/35	2,000,000	2,438,436
Maryland State EDC, Student Housing Revenue:
University of Maryland, College Park Project, Refunding, AGM	5.000%	6/1/35	2,080,000	2,440,111
University of Maryland, College Park Project, Refunding, AGM	5.000%	6/1/43	1,000,000	1,170,010
Total Maryland				14,016,220

See Notes to Financial Statements.

Western Asset Managed Municipals Fund 2021 Semi-Annual Report	21

Schedule of investments (unaudited) (cont’d)

August 31, 2021

Western Asset Managed Municipals Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Massachusetts — 1.6%
Massachusetts State Bay Transportation Authority, Sales Tax Revenue, Senior, Series A	5.000%	7/1/45	$1,500,000	$1,746,515
Massachusetts State Department of Transportation, Metropolitan Highway System Revenue, Series A, Refunding	5.000%	1/1/34	6,750,000	8,504,100
Massachusetts State DFA Revenue:
Boston University, Series BB1	5.000%	10/1/46	5,000,000	5,973,140
Foxborough Regional Charter, Refunding	5.000%	7/1/42	2,400,000	2,715,529
Milford Regional Medical Center, Series F	5.750%	7/15/43	1,500,000	1,598,515
UMass Boston Student Housing Project	5.000%	10/1/48	4,050,000	4,563,144
UMass Memorial Health Care, Series I, Refunding	5.000%	7/1/46	1,930,000	2,276,623
Wellforce Issue, Series A, Refunding	5.000%	7/1/44	1,750,000	2,120,161
WGBH Educational Foundation, Refunding	5.000%	1/1/40	2,200,000	2,637,550
Worcester Polytechnic Institute, Series B, Refunding	5.000%	9/1/42	8,870,000	10,844,775
Massachusetts State Port Authority Revenue:
Series A	5.000%	7/1/34	4,170,000	5,262,645	(a)
Series A	5.000%	7/1/35	4,155,000	5,234,119	(a)
Series A, Refunding	5.000%	7/1/36	700,000	879,311	(a)
Series E	5.000%	7/1/46	7,250,000	9,260,032	(a)
Massachusetts State Water Resources Authority Revenue, General, Series C, Green Bond, Refunding	4.000%	8/1/40	11,250,000	12,896,479
Total Massachusetts				76,512,638
Michigan — 1.9%
Detroit, MI, Downtown Development Authority Revenue:
Catalyst Development, Series A, Refunding, AGM	5.000%	7/1/43	1,600,000	1,787,564
Catalyst Development, Series A, Refunding, AGM	5.000%	7/1/48	4,000,000	4,453,403
Great Lakes, MI, Water Authority Water Supply System Revenue:
Senior Lien, Series A	5.000%	7/1/46	17,695,000	20,904,636
Senior Lien, Series C, Refunding	5.000%	7/1/35	2,700,000	3,256,102
Michigan State Finance Authority Limited Obligation Revenue, Higher Education, Thomas M Cooley Law School Project, Refunding	6.750%	7/1/44	3,835,000	4,065,804	(e)

See Notes to Financial Statements.

22	Western Asset Managed Municipals Fund 2021 Semi-Annual Report

Western Asset Managed Municipals Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Michigan — continued
Michigan State Finance Authority Revenue:
Facilities Program, Series 1-A, Refunding	5.250%	10/15/47	$4,100,000	$4,513,696
Henry Ford Health System, Refunding	5.000%	11/15/41	2,155,000	2,581,601
Henry Ford Health System, Series A	4.000%	11/15/50	3,250,000	3,744,747
Local Government Loan Program, Detroit, MI, Water & Sewer Department, Series C-1, Refunding	5.000%	7/1/44	6,845,000	7,123,378	(d)
Local Government Loan Program, Detroit, MI, Water & Sewer Department, Series D-1, Refunding	5.000%	7/1/34	1,000,000	1,162,045
Local Government Loan Program, Detroit, MI, Water & Sewer Department, Series D-2, Refunding	5.000%	7/1/34	1,550,000	1,801,170
Tobacco Settlement Asset Backed Senior Bonds, Series A, Refunding	4.000%	6/1/49	2,950,000	3,437,655
Tobacco Settlement Asset Backed Senior Bonds, Series B-1, Refunding	5.000%	6/1/49	2,100,000	2,569,816
Trinity Health Credit Group, Series A, Refunding	5.000%	12/1/41	2,240,000	2,867,882
Michigan State Strategic Fund Limited Obligation Revenue:
Consumers Energy Company Project	1.800%	10/1/24	13,500,000	13,926,028	(a)(b)(c)
I-75 Improvement Project	5.000%	12/31/43	7,700,000	9,334,538	(a)
Walled Lake Consolidated School District, GO	5.000%	5/1/50	3,500,000	4,471,330
Total Michigan				92,001,395
Minnesota — 0.2%
Western Minnesota Municipal Power Agency Revenue, Series A	5.000%	1/1/46	7,970,000	8,868,939	(d)
Mississippi — 0.1%
Lowndes County, MS, Solid Waste Disposal & PCR, Bonds, Weyerhaeuser Co. Project, Series A, Refunding	6.800%	4/1/22	3,000,000	3,106,631
Missouri — 0.2%
Cape Girardeau County, MO, IDA, Health Facilities Revenue, Series 2021	4.000%	3/1/46	1,000,000	1,142,894
Kansas City, MO, IDA, Airport System Revenue, Kansas City International Airport Terminal Modernization Project, Series B	5.000%	3/1/37	4,500,000	5,606,344	(a)
Missouri State HEFA Revenue, Lutheran Senior Service Projects, Series A	5.000%	2/1/42	2,800,000	3,130,119
Total Missouri				9,879,357

See Notes to Financial Statements.

Western Asset Managed Municipals Fund 2021 Semi-Annual Report	23

Schedule of investments (unaudited) (cont’d)

August 31, 2021

Western Asset Managed Municipals Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Nebraska — 0.2%
Douglas County, NE, Hospital Authority No 2, Revenue Bonds:
Children’s Hospital Obligated Group, Refunding, Series A	4.000%	11/15/37	$1,050,000	$1,260,041
Children’s Hospital Obligated Group, Refunding, Series A	4.000%	11/15/39	1,200,000	1,432,420
Children’s Hospital Obligated Group, Refunding, Series A	4.000%	11/15/50	1,000,000	1,166,196
Nebraska Public Power District Revenue, Series D	5.000%	1/1/46	4,000,000	4,653,243
Total Nebraska				8,511,900
Nevada — 0.5%
Clark County, NV, GO, Stadium Improvements, Series A	5.000%	5/1/48	20,000,000	24,306,556
New Hampshire — 0.1%
National Finance Authority, NH, Solid Waste Disposal Revenue:
Waste Management, Inc. Project, Series A	2.150%	7/1/24	4,000,000	4,186,052	(a)(b)(c)
Waste Management, Inc. Project, Series A2, Refunding	2.150%	7/1/24	2,500,000	2,616,283	(a)(b)(c)
Total New Hampshire				6,802,335
New Jersey — 7.9%
New Brunswick, NJ, Parking Authority Revenue:
Series 2017, GTD, AGM	5.000%	9/1/42	2,250,000	2,694,652
Series A, Refunding, GTD, BAM	5.000%	9/1/39	4,000,000	4,788,772
New Jersey Institute of Technology, GO, Series A	5.000%	7/1/45	17,500,000	20,124,771
New Jersey State EDA Revenue:
Private Activity-The Goethals Bridge Replacement Project	5.375%	1/1/43	2,500,000	2,785,114	(a)
Private Activity-The Goethals Bridge Replacement Project, AGM	5.125%	1/1/39	1,500,000	1,668,326	(a)
Private Activity-The Goethals Bridge Replacement Project, AGM	5.125%	7/1/42	1,000,000	1,110,978	(a)
School Facilities Construction, Refunding, State Appropriations, (SIFMA Municipal Swap Index Yield + 1.550%)	1.570%	9/1/27	22,065,000	22,375,618	(c)
School Facilities Construction, Series BBB, Refunding	5.500%	6/15/31	3,900,000	4,814,742

See Notes to Financial Statements.

24	Western Asset Managed Municipals Fund 2021 Semi-Annual Report

Western Asset Managed Municipals Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
New Jersey — continued
School Facilities Construction, Series I, Refunding, State Appropriations, (SIFMA Municipal Swap Index Yield + 1.600%)	1.620%	3/1/28	$20,000,000	$20,290,026	(c)
School Facilities Construction, Series NN, Refunding	5.000%	3/1/29	10,000,000	10,694,048
School Facilities Construction, Series QQQ	4.000%	6/15/46	2,500,000	2,902,359
School Facilities Construction, Series QQQ, State Appropriations	4.000%	6/15/50	2,000,000	2,313,234
School Facilities Construction, Series WW, State Appropriations	5.250%	6/15/30	13,000,000	15,259,483
Transit Transportation Project, Series A	5.000%	11/1/32	2,345,000	2,994,300
Transit Transportation Project, Series A	5.000%	11/1/34	5,500,000	6,992,883
New Jersey State EDA, Cigarette Tax Revenue, Refunding	5.000%	6/15/25	4,545,000	4,701,560
New Jersey State EDA, Lease Revenue:
Health Department and Taxation Division Office Project, Series A	5.000%	6/15/33	6,450,000	7,929,771
State House Project, Series B	5.000%	6/15/43	3,365,000	4,152,966
New Jersey State EDA, Special Facility Revenue:
Continental Airlines Inc. Project	5.625%	11/15/30	7,500,000	8,373,634	(a)
Continental Airlines Inc. Project	5.625%	11/15/30	1,850,000	2,065,496	(a)
Port Newark Container Terminal LLC Project, Refunding	5.000%	10/1/37	1,000,000	1,180,355	(a)
Port Newark Container Terminal LLC Project, Refunding	5.000%	10/1/47	2,000,000	2,320,759	(a)
United Airlines Project	5.500%	6/1/33	5,000,000	5,433,378	(a)
New Jersey State EFA Revenue, Stevens Institute of Technology, Green Bonds, Series A	5.000%	7/1/45	3,500,000	4,355,945
New Jersey State Health Care Facilities Financing Authority Revenue:
Hackensack Meridian Health, Refunding	5.000%	7/1/37	1,750,000	2,125,773
Hackensack Meridian Health, Series A, Refunding	5.000%	7/1/38	425,000	516,179
RWJ Barnabas Health Obligation Group, Series A, Refunding	5.000%	7/1/43	7,000,000	8,346,063
University Hospital, Series A, Refunding, AGM	5.000%	7/1/46	5,000,000	5,759,953
New Jersey State Transportation Trust Fund Authority Revenue:
Transportation Program, Series A, Refunding	5.000%	12/15/24	7,500,000	8,630,107

See Notes to Financial Statements.

Western Asset Managed Municipals Fund 2021 Semi-Annual Report	25

Schedule of investments (unaudited) (cont’d)

August 31, 2021

Western Asset Managed Municipals Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
New Jersey — continued
Transportation Program, Series AA	4.000%	6/15/39	$3,000,000	$3,541,326
Transportation Program, Series AA	5.000%	6/15/39	3,000,000	3,855,287
Transportation Program, Series AA	4.000%	6/15/40	4,000,000	4,710,816
Transportation Program, Series AA	5.250%	6/15/41	13,305,000	15,437,261
Transportation Program, Series AA	5.250%	6/15/43	15,900,000	19,895,727
Transportation Program, Series AA	4.000%	6/15/45	9,750,000	11,333,931
Transportation Program, Series AA	5.000%	6/15/45	5,000,000	5,729,744
Transportation Program, Series AA	5.000%	6/15/46	14,000,000	17,235,023
Transportation Program, Series AA, Refunding	5.000%	6/15/36	4,500,000	5,728,675	(f)
Transportation Program, Series BB	4.000%	6/15/36	7,750,000	8,980,848
Transportation Program, Series BB	4.000%	6/15/38	850,000	980,264
Transportation System, Series A, Refunding	5.000%	12/15/28	15,100,000	19,278,656
New Jersey State Turnpike Authority Revenue:
Series A	5.000%	1/1/48	5,000,000	6,183,837
Series A, Refunding	5.000%	1/1/35	4,900,000	5,796,689
Series G, Refunding	5.000%	1/1/36	22,270,000	27,724,362
New Jersey State, GO:
COVID-19 Emergency, Series A	5.000%	6/1/27	20,000,000	24,840,136
COVID-19 Emergency, Series A	5.000%	6/1/28	4,600,000	5,860,073
COVID-19 Emergency, Series A	5.000%	6/1/29	2,500,000	3,256,077
Rutgers, The State University of New Jersey, GO, Series M, Refunding	5.000%	5/1/33	4,000,000	4,758,538
Tobacco Settlement Financing Corp., NJ, Revenue, Series A, Refunding	5.250%	6/1/46	2,920,000	3,575,992
Total New Jersey				386,404,507
New York — 13.0%
Hudson Yards Infrastructure Corp., NY, Second Indenture Revenue, Series A, Refunding	5.000%	2/15/35	6,000,000	7,253,957
MTA, NY, Dedicated Tax Fund Revenue, Green Bonds, Subseries A-2	5.000%	11/15/47	7,500,000	9,002,782
MTA, NY, Transportation Revenue:
Green Bonds, Series A	5.000%	11/15/24	1,455,000	1,665,157
Green Bonds, Series A	5.000%	11/15/51	2,000,000	2,359,603
Green Bonds, Series C-1	4.750%	11/15/45	2,000,000	2,421,259
Green Bonds, Series C-1	5.250%	11/15/55	2,500,000	3,105,231
Green Bonds, Series C-1, Refunding	4.000%	11/15/37	3,250,000	3,769,209
Green Bonds, Series C-2A, Refunding	4.000%	11/15/38	1,500,000	1,694,682
Green Bonds, Series D-1	5.000%	11/15/43	1,500,000	1,878,072
Green Bonds, Series D-3	4.000%	11/15/49	3,515,000	4,035,781

See Notes to Financial Statements.

26	Western Asset Managed Municipals Fund 2021 Semi-Annual Report

Western Asset Managed Municipals Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
New York — continued
Green Bonds, Series E	5.000%	11/15/29	$3,000,000	$3,885,524
Green Bonds, Series E	5.000%	11/15/33	2,250,000	2,899,046
Green Bonds, Series E, Refunding	4.000%	11/15/45	8,500,000	9,799,559
Green Bonds, Series F	5.000%	11/15/24	1,360,000	1,556,229
Series A-2	5.000%	5/15/30	9,100,000	11,886,622	(b)(c)
Nassau County, NY, General Improvement, GO, Series B, AGM	5.000%	7/1/42	500,000	616,569
New York City, NY, GO:
Series F-1	4.000%	3/1/47	6,000,000	7,028,933
Subseries D-1	5.000%	3/1/43	3,000,000	3,797,705
Subseries F-1	5.000%	3/1/43	6,000,000	7,720,327
Subseries F-1	5.000%	3/1/50	8,450,000	10,722,862
New York City, NY, Industrial Development Agency Revenue:
Yankee Stadium Project, Refunding	4.000%	3/1/45	2,550,000	2,918,579
Yankee Stadium Project, Refunding, AGM	4.000%	3/1/45	5,250,000	6,153,611
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue:
Second General Resolution Fiscal 2013, Unrefunded	5.000%	6/15/47	1,060,000	1,143,208
Second General Resolution Fiscal 2022, Series AA, Subseries AA-1	4.000%	6/15/51	25,260,000	29,703,810
Subordinated, Series BB-1	5.000%	6/15/46	8,470,000	10,292,714
New York City, NY, TFA Future Tax Secured Revenue:
Series C-1	4.000%	11/1/42	5,000,000	5,898,606
Series C-1	4.000%	5/1/43	19,955,000	23,637,943
Series S	4.000%	5/1/45	2,000,000	2,355,549
Series S	4.000%	5/1/47	7,000,000	8,225,904
Subordinated, Series B-1	5.000%	8/1/45	13,900,000	16,978,633
New York State Dormitory Authority Revenue:
Series A, Bidding Group 3	5.000%	3/15/43	10,000,000	12,370,928
Series B, Refunding	5.000%	2/15/43	10,000	12,583	(d)
Series B, Refunding	5.000%	2/15/43	9,390,000	11,503,284
Series E, Refunding	5.000%	3/15/34	25,000,000	29,338,397
New York State Dormitory Authority, Sales Tax Revenue, Bidding Group 4, Series E, Refunding	5.000%	3/15/44	2,050,000	2,568,531
New York State Dormitory Authority, School Districts Revenue Financing Program:
Series A, AGM	5.000%	10/1/29	3,000,000	3,858,587

See Notes to Financial Statements.

Western Asset Managed Municipals Fund 2021 Semi-Annual Report	27

Schedule of investments (unaudited) (cont’d)

August 31, 2021

Western Asset Managed Municipals Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
New York — continued
Series A, AGM	5.000%	10/1/30	$5,825,000	$7,462,759
Series A, AGM	5.000%	10/1/32	4,000,000	5,091,790
Series A, AGM	5.000%	10/1/33	1,250,000	1,586,673
Series A, AGM	5.000%	10/1/34	1,750,000	2,215,342
New York State Dormitory Authority, State Personal Income Tax Revenue, Bidding Group 4, Series A, Refunding	4.000%	3/15/46	13,085,000	15,409,736
New York State Liberty Development Corp., Liberty Revenue:
3 World Trade Center Project, Class 1, Refunding	5.000%	11/15/44	9,460,000	10,460,071	(e)
4 World Trade Center Project, Refunding	5.750%	11/15/51	5,000,000	5,057,360
New York State Thruway Authority General Revenue:
Junior Indebtedness Obligations, Junior Lien, Series A	5.000%	1/1/46	11,450,000	13,367,473
Junior Indebtedness Obligations, Subordinated, Series B, Refunding	4.000%	1/1/50	5,695,000	6,630,259
New York State Transportation Development Corp., Special Facilities Revenue:
Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project	5.000%	1/1/30	1,800,000	2,209,536	(a)
Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project	5.000%	1/1/32	14,565,000	17,756,939	(a)
Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project	5.000%	1/1/33	1,075,000	1,306,950	(a)
Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project	4.375%	10/1/45	5,750,000	6,831,890	(a)
LaGuardia Airport Terminal B Redevelopment Project, Series A	5.000%	7/1/34	2,160,000	2,416,728	(a)
LaGuardia Airport Terminal B Redevelopment Project, Series A	5.000%	7/1/41	29,170,000	32,669,866	(a)
LaGuardia Airport Terminal B Redevelopment Project, Series A	5.000%	7/1/46	2,825,000	3,161,856	(a)
LaGuardia Airport Terminal B Redevelopment Project, Series A	5.250%	1/1/50	18,730,000	21,067,811	(a)
Terminal 4 John F. Kennedy International Airport Project, Series C, Refunding	5.000%	12/1/33	1,600,000	2,081,591
Terminal 4 John F. Kennedy International Airport Project, Series C, Refunding	5.000%	12/1/34	1,250,000	1,617,461

See Notes to Financial Statements.

28	Western Asset Managed Municipals Fund 2021 Semi-Annual Report

Western Asset Managed Municipals Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
New York — continued
Terminal 4 John F. Kennedy International Airport Project, Series C, Refunding	5.000%	12/1/35	$2,000,000	$2,574,533
Terminal 4 John F. Kennedy International Airport Project, Series C, Refunding	4.000%	12/1/40	2,000,000	2,342,605
New York State Urban Development Corp. Revenue, State Personal Income Tax Revenue Bonds, Series C	5.000%	3/15/44	8,995,000	11,518,903
Port Authority of New York & New Jersey Revenue:
Consolidated Series 193, Refunding	5.000%	10/15/30	5,500,000	6,459,250	(a)
Consolidated Series 194, Refunding	5.000%	10/15/34	10,000,000	11,802,171
Consolidated Series 194, Refunding	5.000%	10/15/41	31,650,000	37,113,698
Consolidated Series 198, Refunding	5.000%	11/15/46	5,000,000	5,934,051
Consolidated Series 226, Refunding	5.000%	10/15/40	3,000,000	3,928,221	(a)
Consolidated Series 226, Refunding	5.000%	10/15/41	1,750,000	2,284,676	(a)
Series 221	4.000%	7/15/55	19,550,000	22,574,772	(a)
Triborough Bridge & Tunnel Authority, NY, Revenue:
General-MTA Bridges & Tunnels, Series A	5.000%	11/15/49	14,825,000	19,075,906
General-MTA Bridges & Tunnels, Series A	5.000%	11/15/51	5,900,000	7,603,884
General-MTA Bridges & Tunnels, Series A	4.000%	11/15/54	6,275,000	7,376,608
General-MTA Bridges & Tunnels, Series A	5.000%	11/15/54	27,025,000	34,644,026
General-MTA Bridges & Tunnels, Series A	5.000%	11/15/56	13,250,000	17,076,519
MTA Bridges & Tunnels, Series C-2	5.000%	11/15/42	10,290,000	12,712,056
Troy, NY, Capital Resource Corp., Revenue:
Rensselaer Polytechnic Institute Project, Series 2020A, Refunding	5.000%	9/1/38	1,300,000	1,670,118
Rensselaer Polytechnic Institute Project, Series 2020A, Refunding	5.000%	9/1/39	1,250,000	1,601,726
Rensselaer Polytechnic Institute Project, Series A, Refunding	5.000%	9/1/36	1,000,000	1,291,817
Total New York				632,047,607
North Carolina — 1.1%
Charlotte, NC, Airport Revenue:
Charlotte Douglas International Airport	4.000%	7/1/44	1,650,000	1,939,613
Charlotte Douglas International Airport	4.000%	7/1/44	2,290,000	2,655,400	(a)
Charlotte Douglas International Airport	5.000%	7/1/49	2,335,000	2,893,506	(a)
Charlotte Douglas International Airport, Series A, Refunding	5.000%	7/1/49	7,500,000	9,406,283

See Notes to Financial Statements.

Western Asset Managed Municipals Fund 2021 Semi-Annual Report	29

Schedule of investments (unaudited) (cont’d)

August 31, 2021

Western Asset Managed Municipals Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
North Carolina — continued
Charlotte, NC, Lease Revenue, COP:
Convention Facility Project, Series A, Refunding	5.000%	6/1/46	$3,500,000	$4,426,270
Convention Facility Project, Series A, Refunding	4.000%	6/1/49	450,000	528,694
North Carolina Eastern Municipal Power Agency, Power System Revenue, Series A	6.000%	1/1/26	1,310,000	1,335,491	(d)
North Carolina State Limited Obligation Revenue, Series A	5.000%	5/1/32	3,000,000	3,885,891
North Carolina State Turnpike Authority, Monroe Expressway Toll Revenue:
Series A, Refunding	5.000%	7/1/42	1,245,000	1,426,772
Series A, Refunding	5.000%	7/1/47	2,750,000	3,135,120
Series A, Refunding	5.000%	7/1/51	8,445,000	9,609,807
North Carolina State Turnpike Authority, Triangle Expressway System Revenue:
Senior Lien	5.000%	1/1/49	6,500,000	7,994,093
Senior Lien, Refunding	5.000%	1/1/32	1,100,000	1,311,760
Senior Lien, Refunding, AGM	5.000%	1/1/39	700,000	841,129
Total North Carolina				51,389,829
Ohio — 1.3%
Buckeye, OH, Tobacco Settlement Financing Authority Revenue:
Senior Bonds, Series A-2, Refunding	4.000%	6/1/37	2,000,000	2,367,025
Senior Bonds, Series A-2, Refunding	4.000%	6/1/38	1,000,000	1,179,955
Senior Bonds, Series A-2, Refunding	4.000%	6/1/39	1,000,000	1,176,411
Senior Bonds, Series A-2, Refunding	4.000%	6/1/48	3,350,000	3,850,339
Senior Bonds, Series B-2, Refunding	5.000%	6/1/55	5,710,000	6,644,690
Franklin County, OH, Revenue, Trinity Health Credit Group, Series A	5.000%	12/1/47	5,000,000	6,127,468
Greater Cincinnati, OH, Elderly HDC Mortgage Revenue, Cambridge Apartments, Series A, Refunding, FHA	6.600%	8/1/25	280,000	281,632
Indian Creek, OH, Local School District, GO, Series A, SD Credit Program	5.000%	11/1/45	1,320,000	1,589,991
Lucas County, OH, Hospital Revenue, Promedica Healthcare, Series A	6.000%	11/15/41	5,000,000	5,059,685	(d)

See Notes to Financial Statements.

30	Western Asset Managed Municipals Fund 2021 Semi-Annual Report

Western Asset Managed Municipals Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Ohio — continued
Ohio State Air Quality Development Authority Revenue:
American Electric Company Project, Series B, Refunding	2.500%	10/1/29	$1,500,000	$1,653,653	(a)(b)(c)
American Electric Company Project, Series D, Refunding	2.100%	10/1/24	24,750,000	25,836,780	(a)(b)(c)
Ohio State Higher Educational Facility Commission College & University Revenue:
University of Dayton 2018 Project, Series B, Refunding	5.000%	12/1/34	545,000	677,568
University of Dayton 2018 Project, Series B, Refunding	5.000%	12/1/36	1,000,000	1,239,140
Ohio State Private Activity Revenue:
Portsmouth Bypass Project	5.000%	12/31/39	2,350,000	2,647,832	(a)
Portsmouth Bypass Project	5.000%	6/30/53	1,650,000	1,852,577	(a)
Total Ohio				62,184,746
Oklahoma — 0.0%††
Payne County, OK, EDA Revenue, Epworth Living at The Ranch, Series A	6.875%	11/1/46	1,896,581	9,483	*(g)
Oregon — 0.2%
Medford, OR, Hospital Facilities Authority Revenue, Asante Projects, Series A, Refunding	5.000%	8/15/50	3,000,000	3,812,547
Portland, OR, International Airport Revenue:
Series B, Refunding	5.000%	7/1/37	700,000	912,808
Series B, Refunding	5.000%	7/1/40	600,000	776,813
Series C, Refunding	5.000%	7/1/28	1,100,000	1,395,744	(a)
Tri-County Metropolitan Transportation District of Oregon, Payroll Tax Revenue, Senior Lien, Series A	5.000%	9/1/48	1,000,000	1,218,736
Total Oregon				8,116,648
Pennsylvania — 3.7%
Allegheny County, PA, HDA Revenue:
University Pittsburgh Medical Center, Series A, Refunding	4.000%	7/15/37	4,500,000	5,318,085
University Pittsburgh Medical Center, Series A, Refunding	4.000%	7/15/38	1,750,000	2,063,455
University Pittsburgh Medical Center, Series A, Refunding	4.000%	7/15/39	3,750,000	4,411,227
Allegheny County, PA, IDA Revenue, U.S. Steel Corp. Project, Refunding	6.750%	12/1/27	8,800,000	8,907,217

See Notes to Financial Statements.

Western Asset Managed Municipals Fund 2021 Semi-Annual Report	31

Schedule of investments (unaudited) (cont’d)

August 31, 2021

Western Asset Managed Municipals Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Pennsylvania — continued
Bucks County, PA, IDA Revenue, U.S. Steel Corp. Project, Refunding	6.750%	6/1/26	$15,000,000	$15,182,755
Commonwealth Financing Authority, PA, Tobacco Master Settlement Payment Revenue Bonds:
Series 2018	5.000%	6/1/31	2,000,000	2,486,029
Series 2018	5.000%	6/1/32	1,750,000	2,169,120
Series 2018	5.000%	6/1/34	1,000,000	1,230,676
Cumberland County, PA, Municipal Authority Revenue:
Diakon Lutheran Social Ministries	5.000%	1/1/38	975,000	1,123,934	(d)
Diakon Lutheran Social Ministries	5.000%	1/1/38	9,025,000	10,025,488
Penn State Health	4.000%	11/1/35	1,000,000	1,193,445
Penn State Health	4.000%	11/1/37	2,000,000	2,374,675
Dauphin County, PA, IDA Revenue, Dauphin Consolidated Water Supply, Series A	6.900%	6/1/24	2,400,000	2,820,161	(a)
East Hempfield Township, PA, IDA Revenue, Student Services Inc. Student Housing Project - Millersville University	5.000%	7/1/47	2,700,000	3,175,030	(d)
Erie City, Erie County, PA, Water Authority, Water Revenue, Refunding	5.000%	12/1/43	2,000,000	2,464,352	(d)
General Authority of Southcentral Pennsylvania Revenue, Refunding	4.000%	6/1/49	4,720,000	5,415,616
Monroe County, PA, Hospital Authority Revenue, Pocono Medical Centre, Series A, Refunding	5.000%	7/1/36	1,710,000	2,010,727
Montgomery County, PA, IDA, Retirement Communities Revenue, Acts Retirement-Life Communities, Series C	5.000%	11/15/45	1,500,000	1,827,716
Pennsylvania State Higher EFA Revenue, Trustees of University of Pennsylvania, Series A	5.000%	2/15/48	6,750,000	8,268,514
Pennsylvania State Turnpike Commission Revenue:
Series A	5.000%	12/1/44	2,500,000	3,161,852
Series A-1	5.000%	12/1/42	2,500,000	3,048,585
Series A-1	5.000%	12/1/47	3,975,000	4,855,286
Series B	5.000%	12/1/45	7,000,000	9,024,879
Series B, Refunding	5.000%	12/1/51	7,750,000	9,933,561
Subordinated, Series B	5.000%	12/1/50	3,750,000	4,814,921
Philadelphia, PA, Airport Revenue, Series B, Refunding	5.000%	7/1/47	2,000,000	2,402,024	(a)

See Notes to Financial Statements.

32	Western Asset Managed Municipals Fund 2021 Semi-Annual Report

Western Asset Managed Municipals Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Pennsylvania — continued
Philadelphia, PA, Authority for IDR, Lease Revenue, Series 2019, Refunding	5.000%	10/1/30	$6,750,000	$8,833,167
Philadelphia, PA, GO:
Series B	5.000%	2/1/36	2,000,000	2,534,517
Series B	5.000%	2/1/37	2,400,000	3,033,147
Series B	5.000%	2/1/38	2,250,000	2,835,333
Philadelphia, PA, School District, GO:
Series A, State Aid Withholding	5.000%	9/1/30	2,705,000	3,174,039
Series A, State Aid Withholding	5.000%	9/1/34	810,000	947,300
Series A, State Aid Withholding	5.000%	9/1/35	1,200,000	1,401,339
Philadelphia, PA, Water & Wastewater Revenue:
Series A	5.000%	10/1/43	5,000,000	6,264,603
Series A	5.000%	7/1/45	6,000,000	6,808,819	(d)
Series A, Refunding	5.000%	11/1/50	4,000,000	5,072,016
State Public School Building Authority, PA, Lease Revenue:
Philadelphia SD Project, Series A, Refunding, AGM, State Aid Withholding	5.000%	6/1/31	3,500,000	4,259,418
Philadelphia SD Project, Series A, Refunding, AGM, State Aid Withholding	5.000%	6/1/33	10,500,000	12,736,062
University of Pittsburgh - Of the Commonwealth System of Higher Education, Series 2019, (SIFMA Municipal Swap Index Yield + 0.360%)	0.380%	2/15/24	5,000,000	5,022,928	(c)
Total Pennsylvania				182,632,018
Puerto Rico — 4.8%
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue:
Senior Lien, Series A, Refunding	5.000%	7/1/25	315,000	360,697	(e)
Senior Lien, Series A, Refunding	5.000%	7/1/33	850,000	1,066,176	(e)
Senior Lien, Series A, Refunding	5.000%	7/1/33	14,000,000	17,224,795	(e)(f)
Senior Lien, Series A, Refunding	5.000%	7/1/37	410,000	507,297	(e)
Senior Lien, Series A, Refunding	5.000%	7/1/37	14,355,000	17,525,154	(e)(f)
Senior Lien, Series A, Refunding	4.000%	7/1/42	30,540,000	34,368,201	(e)
Senior Lien, Series A, Refunding	4.000%	7/1/42	16,000,000	17,744,744	(e)(f)
Senior Lien, Series A, Refunding	4.000%	7/1/47	3,230,000	3,531,753	(e)(f)
Senior Lien, Series B, Refunding	4.000%	7/1/42	22,053,517	24,817,934	(e)
Puerto Rico Commonwealth Public Improvement, GO, Series A, Refunding	5.000%	7/1/41	6,980,000	5,994,075	*(g)
Puerto Rico Electric Power Authority Revenue:
Series A	5.000%	7/1/29	4,790,000	4,694,200	*(g)

See Notes to Financial Statements.

Western Asset Managed Municipals Fund 2021 Semi-Annual Report	33

Schedule of investments (unaudited) (cont’d)

August 31, 2021

Western Asset Managed Municipals Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Puerto Rico — continued
Series A	5.000%	7/1/42	$8,490,000	$8,320,200	*(g)
Series A	5.050%	7/1/42	1,950,000	1,911,000	*(g)
Series CCC	5.000%	7/1/21	35,000	34,256	*(h)
Series CCC	4.600%	7/1/24	10,000	9,762	*(g)
Series CCC	5.000%	7/1/24	1,000,000	980,000	*(g)
Series CCC	4.625%	7/1/25	30,000	29,287	*(g)
Series CCC	5.000%	7/1/28	625,000	612,500	*(g)
Series DDD, Refunding	3.300%	7/1/19	20,000	18,600	*(h)
Series DDD, Refunding	3.625%	7/1/21	435,000	409,444	*(h)
Series DDD, Refunding	5.000%	7/1/21	3,550,000	3,474,562	*(h)
Series TT	5.000%	7/1/17	35,000	33,819	*(h)
Series TT	5.000%	7/1/24	120,000	117,600	*(g)
Series TT	5.000%	7/1/37	3,930,000	3,851,400	*(g)
Series XX	5.250%	7/1/40	13,300,000	13,083,875	*(g)
Series ZZ, Refunding	5.250%	7/1/23	805,000	791,919	*(g)
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue:
CAB, Restructured, Series A-1	0.000%	7/1/27	6,093,000	5,624,642
CAB, Restructured, Series A-1	0.000%	7/1/46	5,550,000	1,854,470
CAB, Restructured, Series A-1	0.000%	7/1/51	54,808,000	13,319,166
Restructured, Series A-1	4.550%	7/1/40	1,210,000	1,392,373
Restructured, Series A-1	5.000%	7/1/58	34,640,000	40,108,236
Restructured, Series A-2	4.329%	7/1/40	7,454,000	8,473,585
Restructured, Series A-2	4.329%	7/1/40	1,000,000	1,136,783
Total Puerto Rico				233,422,505
Rhode Island — 0.1%
Rhode Island State Health & Educational Building Corp. Revenue:
Hospital Financing Lifespan Obligated Group, Refunding	5.000%	5/15/34	1,600,000	1,827,328
Hospital Financing Lifespan Obligated Group, Refunding	5.000%	5/15/39	4,000,000	4,563,807
Total Rhode Island				6,391,135
South Carolina — 0.2%
South Carolina State Ports Authority Revenue:
Series 2018	5.000%	7/1/37	750,000	929,797	(a)
Series 2018	5.000%	7/1/38	1,600,000	1,983,211	(a)

See Notes to Financial Statements.

34	Western Asset Managed Municipals Fund 2021 Semi-Annual Report

Western Asset Managed Municipals Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
South Carolina — continued
Series 2018	5.000%	7/1/43	$4,000,000	$4,915,679	(a)
Series 2018	5.000%	7/1/48	2,750,000	3,359,026	(a)
Total South Carolina				11,187,713
South Dakota — 0.1%
South Dakota State HEFA Revenue, Regional Health	5.000%	9/1/40	2,775,000	3,330,979
Tennessee — 1.4%
Knox County, TN, Health, Educational & Housing Facility Board Revenue, University Health System Inc., Series A	5.000%	9/1/40	6,250,000	7,565,234
Metropolitan Government of Nashville & Davidson County, TN, Water & Sewer Revenue:
Subordinated, Green Bonds, Series A	5.000%	7/1/42	2,000,000	2,457,353
Subordinated, Series B	5.000%	7/1/42	2,500,000	3,071,691
Subordinated, Series B, Refunding	5.000%	7/1/46	3,950,000	4,853,911
Metropolitan Nashville Airport Authority Revenue:
Subordinated, Series B	5.000%	7/1/27	1,800,000	2,232,417	(a)
Subordinated, Series B	5.000%	7/1/28	2,800,000	3,552,802	(a)
Tennessee State Energy Acquisition Corp., Natural Gas Revenue:
Series 2018	4.000%	11/1/25	33,250,000	37,700,679	(b)(c)
Series A	5.250%	9/1/24	5,040,000	5,752,494
Total Tennessee				67,186,581
Texas — 7.0%
Arlington, TX, Higher Education Finance Corp., Education Revenue, Uplift Education, Series A, Refunding, PSF - GTD	5.000%	12/1/47	2,350,000	2,837,532
Arlington, TX, Special Tax Revenue, Senior Lien, Series A, AGM	5.000%	2/15/48	7,300,000	8,801,952
Austin, TX, Airport System Revenue:
Series 2014	5.000%	11/15/39	7,000,000	7,940,694	(a)
Series 2014	5.000%	11/15/44	8,500,000	9,642,271	(a)
Series 2019	5.000%	11/15/31	4,000,000	5,166,135	(a)
Series 2019	5.000%	11/15/36	4,765,000	6,082,294	(a)
Series 2019B	5.000%	11/15/44	3,500,000	4,385,193	(a)
Central Texas Regional Mobility Authority Revenue:
Refunding	5.000%	1/1/46	4,000,000	4,660,620
Senior Lien, Series B	4.000%	1/1/51	3,000,000	3,510,993

See Notes to Financial Statements.

Western Asset Managed Municipals Fund 2021 Semi-Annual Report	35

Schedule of investments (unaudited) (cont’d)

August 31, 2021

Western Asset Managed Municipals Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Texas — continued
Senior Lien, Series E	4.000%	1/1/50	$2,000,000	$2,321,752
Series A, Senior Lien	5.000%	1/1/40	4,000,000	4,610,408
Series A, Senior Lien	5.000%	1/1/45	4,500,000	5,169,448
Central Texas Turnpike System Revenue, Subordinated, Series C, Refunding	5.000%	8/15/42	15,000,000	16,835,787
Dallas, TX, Waterworks & Sewer System Revenue, Series 2017	5.000%	10/1/46	8,000,000	9,758,935
Forney, TX, ISD, GO, School Building, Series 2019, PSF - GTD	5.000%	2/15/49	1,630,000	1,957,741
Grand Parkway Transportation Corp., TX, System Toll Revenue:
Convertible CAB, Step bond, Series B, (0.000% to 10/1/23 then 5.450%)	0.000%	10/1/34	5,000,000	5,846,421
First Tier Toll Revenue, Series A	5.125%	10/1/43	2,000,000	2,173,097
Gulf Coast IDA, Texas Solid Waste Disposal Revenue, Citgo Petroleum Project	8.000%	4/1/28	5,000,000	5,008,289	(a)
Harris County, TX, Cultural Education Facilities Finance Corp. Revenue, Texas Children’s Hospital, Series A	4.000%	10/1/47	10,000,000	11,910,388
Harris County, TX, Health Facilities Development Corp. Revenue, School Health Care System, Series B	5.750%	7/1/27	1,755,000	2,127,448	(i)
Harris County, TX, Houston Sports Authority Revenue, Senior Lien, Series A, Refunding, AGM	5.000%	11/15/27	4,000,000	4,522,825
Houston, TX, Airport System Revenue:
Special Facilities, United Airlines Inc., Airport Terminal E Project, Series A	4.000%	7/1/41	5,000,000	5,448,498	(a)
Special Facilities, United Airlines Inc., Technical Operations Center Project	5.000%	7/15/28	7,400,000	8,933,067	(a)
Special Facilities, United Airlines Inc., Terminal Improvement Project, Series B1	4.000%	7/15/41	5,000,000	5,450,518	(a)
Subordinated Lien, Series A, Refunding	4.000%	7/1/37	1,750,000	2,111,503	(a)
Subordinated Lien, Series A, Refunding	4.000%	7/1/38	2,000,000	2,406,525	(a)
Subordinated Lien, Series A, Refunding	4.000%	7/1/39	2,000,000	2,399,633	(a)
Subordinated Lien, Series A, Refunding	4.000%	7/1/46	3,870,000	4,540,490	(a)
Houston, TX, Combined Utility System Revenue, First Lien, Series D, Refunding	5.000%	11/15/44	3,000,000	3,390,914
Limestone County, TX, PFC Revenue, County Jail Project	5.750%	11/1/31	7,960,000	7,995,099

See Notes to Financial Statements.

36	Western Asset Managed Municipals Fund 2021 Semi-Annual Report

Western Asset Managed Municipals Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Texas — continued
Love Field, TX, Airport Modernization Corp., General Airport Revenue:
Series 2017	5.000%	11/1/33	$710,000	$853,465	(a)
Series 2017	5.000%	11/1/36	710,000	852,663	(a)
Love Field, TX, Airport Modernization Corp., Special Facilities Revenue:
Southwest Airlines Co. Project	5.000%	11/1/28	4,000,000	4,214,657	(a)
Southwest Airlines Co. Project	5.250%	11/1/40	15,000,000	15,054,763
Matagorda County, TX, Navigation District No 1, PCR, Central Power and Light Company Project, Series A	2.600%	11/1/29	5,000,000	5,437,687
New Hope Cultural Education Facilities Finance Corp., TX, Educational Facilities Revenue, Texas A&M University, Cain Hall Redevelopment Project	5.000%	4/1/46	5,500,000	6,448,781
New Hope Cultural Education Facilities Finance Corp., TX, Retirement Facility Revenue, MRC Crestview, Refunding	5.000%	11/15/46	1,550,000	1,695,111
New Hope Cultural Education Facilities Finance Corp., TX, Senior Living Revenue:
Cardinal Bay Inc., Village on the Park Carriage Inn Project, Series A	5.000%	7/1/46	2,100,000	2,186,618
Cardinal Bay Inc., Village on the Park Carriage Inn Project, Series A	5.000%	7/1/51	1,700,000	1,766,339
Cardinal Bay Inc., Village on the Park Carriage Inn Project, Series B	5.000%	7/1/46	1,700,000	1,347,309
North Texas Tollway Authority Revenue:
Series A, Refunding	4.000%	1/1/39	5,000,000	5,537,197
Series B, Refunding	5.000%	1/1/40	11,205,000	11,896,006
Series B, Refunding	5.000%	1/1/45	11,000,000	12,503,819
Port Beaumont, TX, Navigation District Dock and Wharf Facility Revenue, Jefferson Gulf Coast Energy Project, Series 2021A	3.000%	1/1/50	2,350,000	2,332,173	(a)(e)
Texas State, Municipal Gas Acquisition & Supply Corp. I, Gas Supply Revenue, Senior Lien, Series D	6.250%	12/15/26	36,830,000	43,204,713
Texas State Private Activity Bond Surface Transportation Corp. Revenue:
LBJ Infrastructure Group LLC I-635 Managed Lanes Project, Series A	4.000%	6/30/39	1,300,000	1,539,021

See Notes to Financial Statements.

Western Asset Managed Municipals Fund 2021 Semi-Annual Report	37

Schedule of investments (unaudited) (cont’d)

August 31, 2021

Western Asset Managed Municipals Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Texas — continued
LBJ Infrastructure Group LLC I-635 Managed Lanes Project, Series A	4.000%	12/31/39	$1,000,000	$1,183,862
LBJ Infrastructure Group LLC I-635 Managed Lanes Project, Series A	4.000%	6/30/40	1,250,000	1,475,230
LBJ Infrastructure Group LLC I-635 Managed Lanes Project, Series L	4.000%	12/31/38	1,000,000	1,188,055
Segment 3C Project	5.000%	6/30/58	25,000,000	30,388,500	(a)
Senior Lien, Blueridge Transportation Group LLC	5.000%	12/31/50	9,000,000	10,113,529	(a)
Texas State Public Finance Authority Lease Revenue, Series A, Refunding	4.000%	2/1/38	5,000,000	5,946,828
West Harris County, TX, Regional Water Authority Revenue, Series 2019	4.000%	12/15/49	3,750,000	4,378,736
Woodloch, TX, Health Facilities Development Corp., Senior Housing Revenue:
Inspired Living at Lewisville Project, Series A-1	6.750%	12/1/51	2,550,000	1,785,000	*(e)(g)
Subordinated, Inspired Living at Lewisville Project, Series B	10.000%	12/1/51	850,000	425,000	*(g)
Total Texas				341,701,532
U.S. Virgin Islands — 0.3%
Virgin Islands Public Finance Authority Revenue:
Matching Fund Loan, Senior Lien, Series A	5.000%	10/1/29	6,245,000	6,260,734
Matching Fund Loan, Subordinated Lien, Series B	5.250%	10/1/29	200,000	196,991
Subordinated, Matching Fund Loan, Cruzan Project, Series A	6.000%	10/1/39	4,790,000	4,801,782
Subordinated, Matching Fund Loan, Diageo Project, Series A	6.625%	10/1/29	3,900,000	3,934,125
Subordinated, Matching Fund Loan, Diageo Project, Series A	6.750%	10/1/37	1,300,000	1,311,375
Total U.S. Virgin Islands				16,505,007
Utah — 0.6%
Salt Lake City, UT, Airport Revenue:
Series A	5.000%	7/1/36	4,800,000	5,815,722	(a)
Series A	5.000%	7/1/37	3,500,000	4,231,789	(a)
Series B	5.000%	7/1/47	1,575,000	1,910,272
Utah State Charter School Finance Authority, Charter School Revenue:
Syracuse Arts Academy Project, UT CSCE	5.000%	4/15/42	1,750,000	2,004,132

See Notes to Financial Statements.

38	Western Asset Managed Municipals Fund 2021 Semi-Annual Report

Western Asset Managed Municipals Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Utah — continued
Syracuse Arts Academy Project, UT CSCE	5.000%	4/15/47	$3,750,000	$4,276,656
Utah Charter Academies Inc., UT CSCE	5.000%	10/15/43	1,150,000	1,350,257
Utah Charter Academies Inc., UT CSCE	5.000%	10/15/48	1,200,000	1,401,237
Utah State Infrastructure Agency, Telecommunications Revenue:
Series 2019	4.000%	10/15/24	1,515,000	1,678,104
Series 2019	5.000%	10/15/26	1,115,000	1,345,940
Series 2019	4.000%	10/15/30	2,025,000	2,409,633
Series 2019	4.000%	10/15/34	1,000,000	1,166,413
Series 2019	4.000%	10/15/39	1,750,000	2,014,525
Series 2021	3.000%	10/15/45	1,000,000	1,032,201
Total Utah				30,636,881
Vermont — 0.1%
University of Vermont & State Agricultural College, Green Bonds, Series A	5.000%	10/1/49	2,500,000	3,148,015
Virginia — 1.1%
Arlington County, VA, IDA Revenue:
Refunding	5.000%	2/15/43	1,650,000	1,999,086
Virginia Hospital Center, Refunding	5.000%	7/1/27	1,000,000	1,246,047
Virginia Hospital Center, Refunding	5.000%	7/1/36	2,000,000	2,604,218
Virginia Hospital Center, Refunding	4.000%	7/1/38	850,000	1,018,817
Prince William County, VA, IDA, Student Housing Revenue, George Mason University Foundation, Prince William Housing LLC	5.125%	9/1/41	2,000,000	2,000,000	(d)
Virginia State Port Authority, Port Facilities Revenue:
Series B, Refunding	5.000%	7/1/41	6,350,000	7,452,784	(a)
Series B, Refunding	5.000%	7/1/45	9,730,000	11,335,343	(a)
Virginia State Small Business Financing Authority Revenue:
Bon Secours Mercy Health, Series A, Refunding	4.000%	12/1/49	10,200,000	11,908,212
Senior Lien, Elizabeth River Crossing Opco LLC Project	5.000%	7/1/27	3,000,000	3,112,245	(a)
Senior Lien, Elizabeth River Crossing OpCo LLC Project	5.250%	1/1/32	5,000,000	5,196,994	(a)
Series A	5.000%	1/1/33	1,665,000	2,053,016
Series A	5.000%	1/1/35	2,725,000	3,345,364
Total Virginia				53,272,126

See Notes to Financial Statements.

Western Asset Managed Municipals Fund 2021 Semi-Annual Report	39

Schedule of investments (unaudited) (cont’d)

August 31, 2021

Western Asset Managed Municipals Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Washington — 1.0%
Port of Seattle, WA, Intermediate Lien Revenue:
Series 2019	5.000%	4/1/33	$3,750,000	$4,717,475	(a)
Series 2019	5.000%	4/1/34	4,000,000	5,016,944	(a)
Series 2019	5.000%	5/1/43	8,500,000	10,025,702	(a)
Series 2019	4.000%	4/1/44	2,500,000	2,841,485	(a)
Series 2019	5.000%	4/1/44	4,000,000	4,872,968	(a)
Washington State Health Care Facilities Authority Revenue:
Commonspirit Health, Series B, Refunding	5.000%	8/1/26	2,000,000	2,371,075	(b)(c)
Commonspirit Health, Series B-2, Refunding	5.000%	8/1/25	4,000,000	4,600,945	(b)(c)
Seattle Cancer Care Alliance, Refunding	5.000%	9/1/55	7,400,000	9,386,691
Washington State HFC Revenue, Presbyterian Retirement Communities North West Project, Series A, Refunding	5.000%	1/1/51	3,250,000	3,556,842	(e)
Total Washington				47,390,127
West Virginia — 0.3%
West Virginia University Revenue, West Virginia Projects, Series B, Refunding	5.000%	10/1/29	7,050,000	9,057,384	(b)(c)
West Virginia, WV, Parkways Authority Revenue:
Senior Lien	5.000%	6/1/36	1,150,000	1,534,884
Senior Lien	5.000%	6/1/37	1,250,000	1,662,924
Senior Lien	5.000%	6/1/38	1,400,000	1,851,532
Senior Lien	5.000%	6/1/40	1,500,000	1,964,113
Total West Virginia				16,070,837
Wisconsin — 0.8%
La Crosse, WI, Resource Recovery Revenue, Northern States Power Co. Project, Refunding	6.000%	11/1/21	3,275,000	3,305,768	(a)
Mount Pleasant, WI, Tax Increment Revenue, Series A	5.000%	4/1/48	12,000,000	14,300,541
Public Finance Authority, WI, Hospital Revenue Bonds:
Renown Regional Medical Center Project, Series A	5.000%	6/1/34	1,750,000	2,271,223
Renown Regional Medical Center Project, Series A	5.000%	6/1/38	2,500,000	3,209,735
Public Finance Authority, WI, Limited Obligation Pilot Revenue, American Dream @ Meadowlands Project, Series 2017	7.000%	12/1/50	8,100,000	9,315,003	(e)

See Notes to Financial Statements.

40	Western Asset Managed Municipals Fund 2021 Semi-Annual Report

Western Asset Managed Municipals Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Wisconsin — continued
Public Finance Authority, WI, Retirement Communities Revenue, Acts Retirement Life Communities, Inc., Series A	5.000%	11/15/41	$1,750,000	$2,146,356
Public Finance Authority, WI, Revenue Bonds, The Carmelite System, Inc. Obligated Group	5.000%	1/1/45	3,000,000	3,608,542
Village of Mount Pleasant, WI, Tax Increment Revenue, Series A	5.000%	4/1/43	1,750,000	2,128,078
Total Wisconsin				40,285,246
Total Municipal Bonds (Cost — $4,232,979,266)				4,666,640,079
Municipal Bonds Deposited in Tender Option Bond Trust (j) — 1.2%
New York — 1.2%
New York State Urban Development Corp. Revenue, State Personal Income Tax Revenue Bonds, Bidding Group 3, Series E, Refunding (Cost — $58,554,848)	4.000%	3/15/42	50,000,000	58,753,641
Total Investments before Short-Term Investments (Cost — $4,291,534,114)				4,725,393,720
Short-Term Investments — 5.2%
Municipal Bonds — 5.2%
Alabama — 0.1%
Mobile County, AL, IDA Revenue, ExxonMobil Project, Refunding	0.010%	7/15/32	4,450,000	4,450,000	(k)(l)
Arizona — 0.1%
Arizona State IDA, Hospital Revenue, Phoenix Children’s Hospital, Series A, LOC - JPMorgan Chase Bank	0.010%	2/1/48	265,000	265,000	(k)(l)
Phoenix, AZ, IDA, Health Care Facilities Revenue, Mayo Clinic, Series B, SPA - Northern Trust Co.	0.010%	11/15/52	2,315,000	2,315,000	(k)(l)
Total Arizona				2,580,000
California — 0.0%††
California State MFA Revenue, Chevron USA Inc. Project, Series A	0.010%	11/1/35	725,000	725,000	(k)(l)
Regents of the University of California Medical Center Pooled Revenue, Series O-2, Refunding	0.010%	5/15/45	250,000	250,000	(k)(l)

See Notes to Financial Statements.

Western Asset Managed Municipals Fund 2021 Semi-Annual Report	41

Schedule of investments (unaudited) (cont’d)

August 31, 2021

Western Asset Managed Municipals Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
California — continued
San Francisco, CA, City & County Airport Commission, International Airport Revenue, Second Series A, Refunding, LOC - Bank of America N.A.	0.030%	5/1/30	$400,000	$400,000	(a)(k)(l)
San Francisco, CA, City & County Finance Corporation Lease Revenue, Moscone Center Expansion Project, Series 2008-1, Refunding, LOC - State Street Bank & Trust Co.	0.010%	4/1/30	600,000	600,000	(k)(l)
Total California				1,975,000
Colorado — 0.0%††
Colorado State Health Facilities Authority Revenue, SCL Health System, Series B	0.010%	12/1/45	900,000	900,000	(k)(l)
University of Colorado Hospital Authority Revenue, Series C, Refunding, SPA - TD Bank N.A.	0.020%	11/15/39	400,000	400,000	(k)(l)
Total Colorado				1,300,000
Delaware — 0.1%
University of Delaware Revenue:
Series 2005, Refunding, SPA - TD Bank N.A.	0.010%	11/1/35	1,400,000	1,400,000	(k)(l)
Series C, Refunding, SPA - TD Bank N.A.	0.010%	11/1/37	700,000	700,000	(k)(l)
Total Delaware				2,100,000
District of Columbia — 0.0%††
District of Columbia Revenue, Series A, LOC - PNC Bank N.A.	0.020%	8/15/38	725,000	725,000	(k)(l)
Florida — 0.2%
Gainesville, FL, Industrial Development Revenue, Gainesville Hillel Inc., Series 2003, LOC - TD Bank N.A.	0.020%	5/1/33	2,500,000	2,500,000	(k)(l)
Hillsborough County, FL, IDA, Healthcare System Revenue, Baycare Health System, Series B, Refunding, LOC - TD Bank N.A.	0.010%	11/1/38	1,410,000	1,410,000	(k)(l)
St. Lucie County, FL, Solid Waste Disposal Revenue, Florida Power & Light Co. Project, Refunding	0.020%	5/1/24	5,510,000	5,510,000	(a)(k)(l)
Total Florida				9,420,000
Georgia — 0.0%††
Georgia State Municipal Electric Authority Power Revenue, Georgia Project 1, Subordinated, Series B, LOC - PNC Bank N.A.	0.020%	1/1/48	500,000	500,000	(k)(l)

See Notes to Financial Statements.

42	Western Asset Managed Municipals Fund 2021 Semi-Annual Report

Western Asset Managed Municipals Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Idaho — 0.0%††
Idaho State Health Facilities Authority Revenue, St. Luke’s Health System, Series C, Refunding, LOC - U.S. Bank N.A.	0.010%	3/1/48	$300,000	$300,000	(k)(l)
Illinois — 0.1%
Southwestern Illinois State Development Authority, Solid Waste Disposal Revenue, Waste Management Inc. Project, LOC - JPMorgan Chase Bank	0.040%	10/1/27	2,700,000	2,700,000	(a)(k)(l)
Indiana — 0.1%
Indiana State Finance Authority Hospital Revenue:
Parkview Health System Obligated Group, Series B, Refunding, LOC - Wells Fargo Bank N.A.	0.020%	11/1/39	960,000	960,000	(k)(l)
Parkview Health System Obligated Group, Series D, Refunding, LOC - Wells Fargo Bank N.A.	0.020%	11/1/39	1,900,000	1,900,000	(k)(l)
Total Indiana				2,860,000
Kentucky — 0.1%
Boyle County, KY, Centre College Project, Series A, Refunding, LOC - PNC Bank N.A.	0.020%	6/1/37	2,900,000	2,900,000	(k)(l)
Maryland — 0.0%††
Maryland State HEFA Revenue, University of Maryland Medical System, Series D, LOC - TD Bank N.A.	0.010%	7/1/41	235,000	235,000	(k)(l)
Michigan — 0.1%
Central Michigan University Revenue, Series A, Refunding, LOC - TD Bank N.A.	0.020%	10/1/32	4,990,000	4,990,000	(k)(l)
University of Michigan Revenue, Series D-1, Refunding	0.010%	12/1/24	1,455,000	1,455,000	(k)(l)
Total Michigan				6,445,000
Minnesota — 0.2%
Minneapolis & St. Paul, MN, Housing & Redevelopment Authority Revenue, Series C2, LOC - Wells Fargo Bank N.A.	0.020%	11/15/34	1,100,000	1,100,000	(k)(l)

See Notes to Financial Statements.

Western Asset Managed Municipals Fund 2021 Semi-Annual Report	43

Schedule of investments (unaudited) (cont’d)

August 31, 2021

Western Asset Managed Municipals Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Minnesota — continued
Minneapolis, MN, Health Care System Revenue, Fairview Health Services, Series C, Refunding, LOC - Wells Fargo Bank N.A.	0.020%	11/15/48	$3,350,000	$3,350,000	(k)(l)
St. Paul, MN, Housing and Redevelopment Authority, Allina Health System, Series C, Refunding, LOC - Wells Fargo Bank N.A.	0.020%	11/15/35	2,750,000	2,750,000	(k)(l)
Total Minnesota				7,200,000
Mississippi — 0.6%
Mississippi State Business Finance Corp., Gulf Opportunity Zone, IDR:
Chevron USA Inc. Project, Series A	0.010%	12/1/30	2,300,000	2,300,000	(k)(l)
Chevron USA Inc. Project, Series A	0.010%	11/1/35	1,850,000	1,850,000	(k)(l)
Chevron USA Inc. Project, Series B	0.010%	12/1/30	3,000,000	3,000,000	(k)(l)
Chevron USA Inc. Project, Series B	0.010%	12/1/30	3,930,000	3,930,000	(k)(l)
Chevron USA Inc. Project, Series B	0.010%	11/1/35	900,000	900,000	(k)(l)
Chevron USA Inc. Project, Series D	0.010%	11/1/35	5,150,000	5,150,000	(k)(l)
Chevron USA Inc. Project, Series F	0.010%	12/1/30	3,300,000	3,300,000	(k)(l)
Chevron USA Inc. Project, Series G	0.010%	12/1/30	3,560,000	3,560,000	(k)(l)
Chevron USA Inc. Project, Series G	0.010%	11/1/35	6,620,000	6,620,000	(k)(l)
Total Mississippi				30,610,000
Nevada — 0.2%
Clark County, NV, Airport System Subordinate Lien, Series C2, Refunding, LOC - State Street Bank & Trust Co.	0.020%	7/1/29	11,700,000	11,700,000	(a)(k)(l)
New Jersey — 0.0%††
New Jersey State Health Care Facilities Financing Authority Revenue, Series D, LOC - TD Bank N.A.	0.010%	7/1/43	1,490,000	1,490,000	(k)(l)
New York — 2.6%
Battery Park City Authority Revenue, NY, Subseries D-2, Refunding, SPA - TD Bank N.A.	0.020%	11/1/38	4,600,000	4,600,000	(k)(l)
MTA, NY, Dedicated Tax Revenue, Series A-1, Refunding, LOC - TD Bank N.A.	0.010%	11/1/31	2,850,000	2,850,000	(k)(l)
MTA, NY, Transportation Revenue:
Refunding, Subseries A-2B, LOC - PNC Bank N.A.	0.030%	11/1/31	115,000	115,000	(k)(l)
Subseries D-2, LOC - Landesbank Hessen- Thueringen	0.010%	11/1/35	2,920,000	2,920,000	(k)(l)
Subseries G-2, Refunding, LOC - TD Bank N.A.	0.020%	11/1/32	6,665,000	6,665,000	(k)(l)

See Notes to Financial Statements.

44	Western Asset Managed Municipals Fund 2021 Semi-Annual Report

Western Asset Managed Municipals Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
New York — continued
New York City, NY, GO:
Subseries E-5, LOC - TD Bank N.A.	0.010%	3/1/48	$3,000,000	$3,000,000	(k)(l)
Subseries G-6, LOC - Mizuho Bank Ltd.	0.010%	4/1/42	1,875,000	1,875,000	(k)(l)
New York City, NY, HDC Revenue, Sierra Development, Series A, LOC - FNMA	0.060%	3/15/33	300,000	300,000	(a)(k)(l)
New York City, NY, HDC, MFH Revenue:
Beacon Mews Development, Series A, LOC - Citibank N.A.	0.040%	4/1/39	9,000,000	9,000,000	(a)(k)(l)
Series H	0.120%	3/15/22	8,500,000	8,499,802	(b)(c)(f)
New York City, NY, IDA Revenue, Empowerment Zone Revenue, Tiago Holdings, LLC Project, LOC - TD Bank N.A.	0.020%	1/1/37	1,035,000	1,035,000	(a)(k)(l)
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue:
Second General Resolution Fiscal 2008, Series BB-5, Refunding, SPA - Bank of America N.A.	0.010%	6/15/33	2,435,000	2,435,000	(k)(l)
Second General Resolution Fiscal 2014, Series AA-1, Refunding, SPA - JPMorgan Chase	0.010%	6/15/50	700,000	700,000	(k)(l)
Second General Resolution Fiscal 2014, Series AA-5, Refunding, SPA - Mizuho Bank Ltd.	0.010%	6/15/48	4,400,000	4,400,000	(k)(l)
Second General Resolution Fiscal 2014, Series AA6, Refunding, SPA - Mizuho Bank Ltd.	0.010%	6/15/48	115,000	115,000	(k)(l)
Second General Resolution Fiscal 2016, Series AA-1, Refunding, SPA - Bank of America N.A.	0.010%	6/15/48	1,700,000	1,700,000	(k)(l)
New York City, NY, TFA Revenue Future Tax Secured:
Subordinated, Series A, SPA - JPMorgan Chase & Co.	0.010%	8/1/45	12,500,000	12,500,000	(k)(l)
Subseries A, Refunding, SPA - TD Bank N.A.	0.010%	11/1/29	3,105,000	3,105,000	(k)(l)
Subseries D-3, SPA - Mizuho Bank Ltd.	0.010%	2/1/44	4,105,000	4,105,000	(k)(l)
New York City, NY, Trust for Cultural Resources Revenue:
Metropolitan Museum of Art, Series A2	0.020%	10/1/36	2,075,000	2,075,000	(k)(l)
The New York Botanical Garden, Series A, Refunding, LOC - JPMorgan Chase & Co.	0.020%	7/1/32	2,245,000	2,245,000	(k)(l)

See Notes to Financial Statements.

Western Asset Managed Municipals Fund 2021 Semi-Annual Report	45

Schedule of investments (unaudited) (cont’d)

August 31, 2021

Western Asset Managed Municipals Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
New York — continued
New York State Dormitory Authority Revenue:
Non-State Supported Debt, Columbia University, Series A	0.010%	9/1/39	$4,000,000	$4,000,000	(k)(l)
Non-State Supported Debt, Rockefeller University, Series A, SPA - JPMorgan Chase & Co.	0.010%	7/1/39	400,000	400,000	(k)(l)
Non-State Supported Debt, Rockefeller University, Series A2, SPA - JPMorgan Chase & Co.	0.020%	7/1/32	550,000	550,000	(k)(l)
New York State Energy Research & Development Authority Facilities Revenue:
Consolidated Edison Co. of New York Inc. Project, Subseries A-2, LOC - Bank of Nova Scotia	0.020%	6/1/36	15,100,000	15,100,000	(a)(k)(l)
Consolidated Edison Co. of New York Inc. Project, Subseries C-2, LOC - Mizuho Bank Ltd.	0.030%	11/1/39	290,000	290,000	(a)(k)(l)
Consolidated Edison Co. of New York Inc. Project, Subseries C-3, LOC - Mizuho Bank Ltd.	0.020%	11/1/39	500,000	500,000	(a)(k)(l)
New York State HFA Revenue:
455 West 37th Street Housing, Series A, LOC - Landesbank Hessen-Thueringen	0.020%	5/1/41	3,225,000	3,225,000	(a)(k)(l)
East 39th Street, Series A, LIQ - FNMA, LOC - FNMA	0.050%	11/15/31	500,000	500,000	(a)(k)(l)
42nd & 10th Housing, 2008 Series A, LIQ - FHLMC	0.020%	11/1/41	3,100,000	3,100,000	(k)(l)
42nd & 10th Housing, 2010 Series A, LIQ - FHLMC, LOC - FHLMC	0.020%	11/1/41	1,400,000	1,400,000	(k)(l)
250 West 93rd Street, Series A, LOC - Landesbank Hessen-Thueringen	0.050%	11/1/38	4,300,000	4,300,000	(a)(k)(l)
350 West 43rd Street Housing, Series A, LOC - Landesbank Hessen-Thueringen	0.020%	11/1/34	9,000,000	9,000,000	(a)(k)(l)
363 West 30th Street Housing, Series A, LIQ - FHLMC, LOC - FHLMC	0.060%	11/1/32	200,000	200,000	(a)(k)(l)
Weyant Green Apartments, Series A, LIQ - FNMA, LOC - FNMA	0.050%	5/15/37	600,000	600,000	(a)(k)(l)
New York State Urban Development Corp. Revenue:
Refunding, SVC Contract, Series A-1, LOC - Wells Fargo Bank N.A.	0.010%	1/1/30	1,565,000	1,565,000	(k)(l)

See Notes to Financial Statements.

46	Western Asset Managed Municipals Fund 2021 Semi-Annual Report

Western Asset Managed Municipals Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
New York — continued
State Facilities, Series A3A, Refunding, SPA - JPMorgan Chase & Co.	0.020%	3/15/33	$620,000	$620,000	(k)(l)
Niagara, NY, Area Development Corp. Revenue, Niagara Falls Memorial Medical Center, Refunding, LOC - HSBC Bank USA N.A.	0.020%	11/1/36	750,000	750,000	(k)(l)
Triborough Bridge & Tunnel Authority, NY, Revenue:
General-MTA Bridges & Tunnels, Series C, Refunding, LOC - State Street Bank & Trust Co.	0.010%	1/1/32	210,000	210,000	(k)(l)
Series F, Refunding, LOC - Citibank N.A.	0.010%	11/1/32	1,995,000	1,995,000	(k)(l)
Subseries B-3, Refunding, LOC - State Street Bank & Trust Co.	0.020%	1/1/32	2,200,000	2,200,000	(k)(l)
Total New York				124,744,802
North Carolina — 0.0%††
University of North Carolina at Chapel Hill, Series A, Refunding, SPA - Landesbank Hessen-Thueringen	0.010%	2/15/31	300,000	300,000	(k)(l)
Oregon — 0.1%
Oregon State Facilities Authority Revenue:
Peacehealth, Series A, Refunding, LOC - U.S. Bank N.A.	0.010%	8/1/34	4,700,000	4,700,000	(k)(l)
Peacehealth, Series B, Refunding, LOC - TD Bank N.A.	0.010%	8/1/34	200,000	200,000	(k)(l)
Total Oregon				4,900,000
Pennsylvania — 0.2%
Lancaster County, PA, Hospital Authority Revenue, Series D, Refunding, LOC - JPMorgan Chase & Co.	0.020%	7/1/34	3,375,000	3,375,000	(k)(l)
Lancaster, PA, IDA Revenue, Willow Valley Retirement Communities Project, Series C, LOC - PNC Bank N.A.	0.020%	12/1/39	800,000	800,000	(k)(l)
Pennsylvania State Turnpike Commission Revenue:
Second Series, Refunding, LOC - TD Bank N.A.	0.020%	12/1/38	2,485,000	2,485,000	(k)(l)
Series 2020, Refunding, LOC - TD Bank N.A.	0.020%	12/1/39	2,850,000	2,850,000	(k)(l)
Philadelphia, PA, Authority for IDR, Gift of Life Donor Program Project, LOC - TD Bank N.A.	0.020%	12/1/34	100,000	100,000	(k)(l)
Philadelphia, PA, Gas Works Revenue, Series D, Refunding, LOC - TD Bank N.A.	0.020%	8/1/31	2,020,000	2,020,000	(k)(l)
Total Pennsylvania				11,630,000

See Notes to Financial Statements.

Western Asset Managed Municipals Fund 2021 Semi-Annual Report	47

Schedule of investments (unaudited) (cont’d)

August 31, 2021

Western Asset Managed Municipals Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Puerto Rico — 0.0%††
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue, Senior Lien, Series A, Refunding	5.000%	7/1/22	$315,000	$325,873
Texas — 0.3%
Gulf Coast Authority, TX, Waste Disposal Authority, ExxonMobil Project, Series B	0.020%	6/1/25	3,000,000	3,000,000	(a)(k)(l)
Gulf Coast, TX, IDA Revenue, ExxonMobil Project	0.010%	11/1/41	250,000	250,000	(k)(l)
Harris County, TX, Health Facilities Development Corp. Revenue, Methodist Hospital System, Series A-1, Refunding	0.010%	12/1/41	900,000	900,000	(k)(l)
Lower Neches Valley Authority, TX, Industrial Development Corp. Revenue:
ExxonMobil Corp., Series 2010	0.010%	11/1/38	600,000	600,000	(k)(l)
ExxonMobil Corp., Series A, Refunding	0.010%	11/1/29	400,000	400,000	(k)(l)
ExxonMobil Corp., Series B, Refunding	0.020%	11/1/29	4,600,000	4,600,000	(a)(k)(l)
ExxonMobil Corp., Subseries B-2, Refunding	0.020%	12/1/39	4,900,000	4,900,000	(a)(k)(l)
Tarrant County, TX, Cultural Education Facilities Finance Corp., Hospital Revenue, Baylor Health Care System Project, Series C, Refunding, LOC - TD Bank N.A.	0.010%	11/15/50	165,000	165,000	(k)(l)
Total Texas				14,815,000
Utah — 0.1%
Murray, UT, Hospital Revenue:
IHC Health Services Inc., Series A, SPA - JPMorgan Chase	0.010%	5/15/37	450,000	450,000	(k)(l)
IHC Health Services Inc., Series C	0.010%	5/15/36	445,000	445,000	(k)(l)
Utah County, UT, Hospital Revenue, IHC Health Services Inc., Series C, SPA - TD Bank N.A.	0.010%	5/15/58	4,710,000	4,710,000	(k)(l)
Weber County, UT, Hospital Revenue, IHC Health Services Inc., Series C, SPA - Bank of New York Mellon	0.010%	2/15/35	1,000,000	1,000,000	(k)(l)
Total Utah				6,605,000
Total Short-Term Investments (Cost — $252,809,942)				252,810,675
Total Investments — 102.2% (Cost — $4,544,344,056)				4,978,204,395
TOB Floating Rate Notes — (0.8)%				(37,500,000)
Other Liabilities in Excess of Other Assets — (1.4)%				(67,888,938)
Total Net Assets — 100.0%				$4,872,815,457

See Notes to Financial Statements.

48	Western Asset Managed Municipals Fund 2021 Semi-Annual Report

Western Asset Managed Municipals Fund

††	Represents less than 0.1%.

*	Non-income producing security.

(a)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

(b)	Maturity date shown represents the mandatory tender date.

(c)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(d)	Pre-Refunded bonds are generally escrowed with U.S. government obligations and/or U.S. government agency securities.

(e)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(f)	Securities traded on a when-issued or delayed delivery basis.

(g)	The coupon payment on this security is currently in default as of August 31, 2021.

(h)	The maturity principal is currently in default as of August 31, 2021.

(i)	Bonds are generally escrowed to maturity by government securities and/or U.S. government agency securities.

(j)	Represents securities deposited into a special purpose entity, referred to as a Tender Option Bond (“TOB”) trust (Note 1).

(k)

Variable rate demand obligations (“VRDOs”) have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice. The interest rate generally resets on a daily or weekly basis and is determined on the specific interest rate reset date by the remarketing agent, pursuant to a formula specified in official documents for the VRDO, or set at the highest rate allowable as specified in official documents for the VRDO. VRDOs are benchmarked to the Securities Industry and Financial Markets Association (“SIFMA”) Municipal Swap Index. The SIFMA Municipal Swap Index is compiled from weekly interest rate resets of tax-exempt VRDOs reported to the Municipal Securities Rulemaking Board’s Short-term Obligation Rate Transparency System.

(l)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.

See Notes to Financial Statements.

Western Asset Managed Municipals Fund 2021 Semi-Annual Report	49

Schedule of investments (unaudited) (cont’d)

August 31, 2021

Western Asset Managed Municipals Fund

Abbreviation(s) used in this schedule:

AGM	— Assured Guaranty Municipal Corporation — Insured Bonds

AMBAC	— American Municipal Bond Assurance Corporation — Insured Bonds

BAM	— Build America Mutual — Insured Bonds

CAB	— Capital Appreciation Bonds

CDA	— Communities Development Authority

COP	— Certificates of Participation

CSCE	— Charter School Credit Enhancement

CWA	— Clean Water Act

DFA	— Development Finance Agency

EDA	— Economic Development Authority

EDC	— Economic Development Corporation

EDR	— Economic Development Revenue

EFA	— Educational Facilities Authority

FHA	— Federal Housing Administration — Insured Bonds

FHLMC	— Federal Home Loan Mortgage Corporation

FNMA	— Federal National Mortgage Association

GO	— General Obligation

GTD	— Guaranteed

HDA	— Housing Development Authority

HDC	— Housing Development Corporation

HEFA	— Health & Educational Facilities Authority

HFA	— Housing Finance Agency

HFC	— Housing Finance Commission

IDA	— Industrial Development Authority

IDR	— Industrial Development Revenue

ISD	— Independent School District

LIQ	— Liquidity Facility

LOC	— Letter of Credit

MFA	— Municipal Finance Authority

MFH	— Multi-Family Housing

MTA	— Metropolitan Transportation Authority

NATL	— National Public Finance Guarantee Corporation — Insured Bonds

PCFA	— Pollution Control Financing Authority

PCR	— Pollution Control Revenue

PEA	— Public Energy Authority

PFA	— Public Facilities Authority

PFC	— Public Facilities Corporation

PSF	— Permanent School Fund

SD	— School District

SIFMA	— Securities Industry and Financial Markets Association

SPA	— Standby Bond Purchase Agreement — Insured Bonds

TFA	— Transitional Finance Authority

USD	— Unified School District

See Notes to Financial Statements.

50	Western Asset Managed Municipals Fund 2021 Semi-Annual Report

Statement of assets and liabilities (unaudited)

August 31, 2021

Assets:
Investments, at value (Cost — $4,544,344,056)	$4,978,204,395
Cash	39,554
Interest receivable	46,871,847
Receivable for securities sold	5,877,444
Receivable for Fund shares sold	5,296,992
Prepaid expenses	69,236
Total Assets	5,036,359,468

Liabilities:
Payable for securities purchased	114,310,404
TOB Floating Rate Notes (Note 1)	37,500,000
Payable for Fund shares repurchased	6,088,547
Distributions payable	2,821,975
Investment management fee payable	1,607,602
Service and/or distribution fees payable	515,794
Interest expense payable	112,825
Trustees’ fees payable	13,237
Accrued expenses	573,627
Total Liabilities	163,544,011
Total Net Assets	$4,872,815,457

Net Assets:
Par value (Note 7)	$2,886
Paid-in capital in excess of par value	4,481,366,214
Total distributable earnings (loss)	391,446,357
Total Net Assets	$4,872,815,457

See Notes to Financial Statements.

Western Asset Managed Municipals Fund 2021 Semi-Annual Report	51

Statement of assets and liabilities (unaudited) (cont’d)

August 31, 2021

Net Assets:
Class 1	$17,548,614
Class A	$3,497,558,146
Class C	$112,577,268
Class I	$1,155,712,420
Class IS	$89,419,009

Shares Outstanding:
Class 1	1,043,238
Class A	207,249,798
Class C	6,666,940
Class I	68,372,250
Class IS	5,290,684

Net Asset Value:
Class 1 (and redemption price)	$16.82
Class A (and redemption price)	$16.88
Class C*	$16.89
Class I (and redemption price)	$16.90
Class IS (and redemption price)	$16.90
Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 4.25%)	$17.63

*	Redemption price per share is NAV of Class C shares reduced by a 1.00% CDSC if shares are redeemed within one year from purchase payment (Note 2).

See Notes to Financial Statements.

52	Western Asset Managed Municipals Fund 2021 Semi-Annual Report

Statement of operations (unaudited)

For the Six Months Ended August 31, 2021

Investment Income:
Interest	$74,650,587

Expenses:
Investment management fee (Note 2)	9,532,730
Service and/or distribution fees (Notes 2 and 5)	3,029,954
Transfer agent fees (Note 5)	1,616,201
Interest expense (Note 1)	122,881
Registration fees	90,244
Legal fees	56,302
Fund accounting fees	55,904
Audit and tax fees	39,277
Trustees’ fees	37,908
Insurance	24,116
Shareholder reports	18,759
Commitment fees (Note 8)	15,515
Custody fees	11,254
Fees recaptured by investment manager (Note 2)	381
Miscellaneous expenses	9,950
Total Expenses	14,661,376
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(249,533)
Net Expenses	14,411,843
Net Investment Income	60,238,744

Realized and Unrealized Gain on Investments (Notes 1 and 3):
Net Realized Gain From Investment Transactions	20,353,816
Change in Net Unrealized Appreciation (Depreciation) From Investments	89,587,029
Net Gain on Investments	109,940,845
Increase in Net Assets From Operations	$170,179,589

See Notes to Financial Statements.

Western Asset Managed Municipals Fund 2021 Semi-Annual Report	53

Statements of changes in net assets

For the Six Months Ended August 31, 2021 (unaudited) and the Year Ended February 28, 2021	August 31	February 28

Operations:
Net investment income	$60,238,744	$128,267,457
Net realized gain (loss)	20,353,816	(5,034,427)
Change in net unrealized appreciation (depreciation)	89,587,029	(151,246,069)
Increase (Decrease) in Net Assets From Operations	170,179,589	(28,013,039)

Distributions to Shareholders From (Notes 1 and 6):
Total distributable earnings	(59,835,004)	(126,965,806)
Decrease in Net Assets From Distributions to Shareholders	(59,835,004)	(126,965,806)

Fund Share Transactions (Note 7):
Net proceeds from sale of shares	583,881,147	1,199,008,328
Reinvestment of distributions	41,920,016	90,503,641
Cost of shares repurchased	(421,064,824)	(1,704,867,741)
Increase (Decrease) in Net Assets From Fund Share Transactions	204,736,339	(415,355,772)
Increase (Decrease) in Net Assets	315,080,924	(570,334,617)

Net Assets:
Beginning of period	4,557,734,533	5,128,069,150
End of period	$4,872,815,457	$4,557,734,533

See Notes to Financial Statements.

54	Western Asset Managed Municipals Fund 2021 Semi-Annual Report

Financial highlights

For a share of each class of beneficial interest outstanding throughout each year ended February 28, unless otherwise noted:

Class 1 Shares[1]	2021[2]	2021	2020[3]	2019	2018	2017

Net asset value, beginning of period	$16.42	$16.84	$15.84	$15.97	$16.15	$16.71

Income (loss) from operations:
Net investment income	0.22	0.48	0.54	0.63	0.64	0.63
Net realized and unrealized gain (loss)	0.40	(0.43)	1.00	(0.13)	(0.17)	(0.56)
Total income from operations	0.62	0.05	1.54	0.50	0.47	0.07

Less distributions from:
Net investment income	(0.22)	(0.47)	(0.54)	(0.63)	(0.65)	(0.63)
Total distributions	(0.22)	(0.47)	(0.54)	(0.63)	(0.65)	(0.63)

Net asset value, end of period	$16.82	$16.42	$16.84	$15.84	$15.97	$16.15
Total return[4]	3.79%	0.40%	9.88%	3.19%	2.89%	0.38%

Net assets, end of period (000s)	$17,549	$17,842	$19,140	$18,670	$20,074	$21,287

Ratios to average net assets:
Gross expenses	0.50%[5]	0.51%	0.53%	0.56%	0.56%	0.56%
Net expenses[6]	0.50 [5]	0.51 [7]	0.52 [7]	0.56	0.56	0.56
Net investment income	2.63 [5]	2.95	3.34	3.98	3.95	3.80

Portfolio turnover rate	5%	27%	31%	23%	14%	17%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended August 31, 2021 (unaudited).

[3]	For the year ended February 29.

[4]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses for Class 1 shares did not exceed the ratio of total annual fund operating expenses for Class A shares. This expense limitation arrangement cannot be terminated prior to December 31, 2022 without the Board of Trustees’ consent.

[7]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Western Asset Managed Municipals Fund 2021 Semi-Annual Report	55

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended February 28, unless otherwise noted:

Class A Shares[1]	2021[2]	2021	2020[3]	2019	2018	2017

Net asset value, beginning of period	$16.48	$16.89	$15.89	$16.03	$16.20	$16.76

Income (loss) from operations:
Net investment income	0.21	0.46	0.52	0.61	0.62	0.62
Net realized and unrealized gain (loss)	0.40	(0.42)	1.00	(0.14)	(0.16)	(0.57)
Total income from operations	0.61	0.04	1.52	0.47	0.46	0.05

Less distributions from:
Net investment income	(0.21)	(0.45)	(0.52)	(0.61)	(0.63)	(0.61)
Total distributions	(0.21)	(0.45)	(0.52)	(0.61)	(0.63)	(0.61)

Net asset value, end of period	$16.88	$16.48	$16.89	$15.89	$16.03	$16.20
Total return[4]	3.72%	0.28%	9.78%	2.99%	2.83%	0.29%

Net assets, end of period (millions)	$3,498	$3,271	$3,618	$2,991	$3,089	$3,004

Ratios to average net assets:
Gross expenses	0.64%[5]	0.64%	0.66%	0.70%	0.68%	0.66%
Net expenses	0.64 [5,6,7]	0.64 [6,7]	0.66 [6,7]	0.70 [7]	0.68 [7]	0.66
Net investment income	2.50 [5]	2.82	3.18	3.86	3.83	3.70

Portfolio turnover rate	5%	27%	31%	23%	14%	17%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended August 31, 2021 (unaudited).

[3]	For the year ended February 29.

[4]

Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]

As a result of an expense limitation arrangement, effective August 13, 2019, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A shares did not exceed 0.77%. This expense limitation arrangement cannot be terminated prior to December 31, 2022 without the Board of Trustees’ consent.

[7]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

56	Western Asset Managed Municipals Fund 2021 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended February 28, unless otherwise noted:

Class C Shares[1]	2021[2]	2021	2020[3]	2019	2018	2017

Net asset value, beginning of period	$16.49	$16.91	$15.90	$16.04	$16.21	$16.77

Income (loss) from operations:
Net investment income	0.16	0.37	0.45	0.53	0.53	0.52
Net realized and unrealized gain (loss)	0.40	(0.43)	0.99	(0.15)	(0.16)	(0.56)
Total income (loss) from operations	0.56	(0.06)	1.44	0.38	0.37	(0.04)

Less distributions from:
Net investment income	(0.16)	(0.36)	(0.43)	(0.52)	(0.54)	(0.52)
Total distributions	(0.16)	(0.36)	(0.43)	(0.52)	(0.54)	(0.52)

Net asset value, end of period	$16.89	$16.49	$16.91	$15.90	$16.04	$16.21
Total return[4]	3.42%	(0.27)%	9.17%	2.43%	2.26%	(0.27)%

Net assets, end of period (millions)	$113	$141	$257	$478	$600	$684

Ratios to average net assets:
Gross expenses	1.20%[5]	1.19%	1.22%	1.25%	1.24%	1.23%
Net expenses	1.20 [5,6,7]	1.19 [6,7]	1.22 [6,7]	1.25	1.24 [7]	1.23
Net investment income	1.94 [5]	2.28	2.72	3.29	3.27	3.13

Portfolio turnover rate	5%	27%	31%	23%	14%	17%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended August 31, 2021 (unaudited).

[3]	For the year ended February 29.

[4]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]

As a result of an expense limitation arrangement, effective August 13, 2019, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class C shares did not exceed 1.32%. This expense limitation arrangement cannot be terminated prior to December 31, 2022 without the Board of Trustees’ consent.

[7]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Western Asset Managed Municipals Fund 2021 Semi-Annual Report	57

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended February 28, unless otherwise noted:

Class I Shares[1]	2021[2]	2021	2020[3]	2019	2018	2017

Net asset value, beginning of period	$16.50	$16.92	$15.92	$16.05	$16.23	$16.79

Income (loss) from operations:
Net investment income	0.23	0.49	0.55	0.64	0.65	0.63
Net realized and unrealized gain (loss)	0.40	(0.43)	1.00	(0.14)	(0.18)	(0.56)
Total income from operations	0.63	0.06	1.55	0.50	0.47	0.07

Less distributions from:
Net investment income	(0.23)	(0.48)	(0.55)	(0.63)	(0.65)	(0.63)
Total distributions	(0.23)	(0.48)	(0.55)	(0.63)	(0.65)	(0.63)

Net asset value, end of period	$16.90	$16.50	$16.92	$15.92	$16.05	$16.23
Total return[4]	3.80%	0.47%	9.88%	3.21%	2.89%	0.38%

Net assets, end of period (millions)	$1,156	$1,062	$1,172	$1,043	$1,267	$1,035

Ratios to average net assets:
Gross expenses	0.50%[5]	0.50%	0.52%	0.55%	0.55%	0.58%
Net expenses[6]	0.46 [5,7]	0.45 [7]	0.49 [7]	0.55	0.55	0.58
Net investment income	2.68 [5]	3.01	3.36	3.99	3.95	3.78

Portfolio turnover rate	5%	27%	31%	23%	14%	17%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended August 31, 2021 (unaudited).

[3]	For the year ended February 29.

[4]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]

As a result of an expense limitation arrangement, effective August 13, 2019, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 0.45%. Total annual fund operating expenses after waiving and/or reimbursing expenses exceed the expense cap as a result of interest expense. This expense limitation arrangement cannot be terminated prior to December 31, 2022 without the Board of Trustees’ consent. Prior to August 13, 2019, the expense limitation was 0.60%.

[7]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

58	Western Asset Managed Municipals Fund 2021 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended February 28, unless otherwise noted:

Class IS Shares[1]	2021[2]	2021	2020[3]	2019[4]

Net asset value, beginning of period	$16.50	$16.92	$15.92	$16.04

Income (loss) from operations:
Net investment income	0.23	0.49	0.55	0.62
Net realized and unrealized gain (loss)	0.40	(0.42)	1.01	(0.13)
Total income from operations	0.63	0.07	1.56	0.49

Less distributions from:
Net investment income	(0.23)	(0.49)	(0.56)	(0.61)
Total distributions	(0.23)	(0.49)	(0.56)	(0.61)

Net asset value, end of period	$16.90	$16.50	$16.92	$15.92
Total return[5]	3.82%	0.50%	9.94%	3.15%

Net assets, end of period (000s)	$89,419	$66,125	$61,135	$25,441

Ratios to average net assets:
Gross expenses	0.42%[6,7]	0.42%	0.45%	0.48%[6]
Net expenses[8]	0.42 [6,7]	0.42 [9]	0.44 [9]	0.48 [6]
Net investment income	2.70 [6]	3.03	3.34	4.15 [6]

Portfolio turnover rate	5%	27%	31%	23%[10]

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended August 31, 2021 (unaudited).

[3]	For the year ended February 29.

[4]	For the period March 16, 2018 (inception date) to February 28, 2019.

[5]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	Annualized.

[7]	Reflects recapture of expenses waived/reimbursed from prior fiscal years.

[8]

As a result of an expense limitation arrangement, effective August 13, 2019, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class IS shares did not exceed 0.42%. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2022 without the Board of Trustees’ consent. Prior to August 13, 2019, the expense limitation was 0.50%. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares.

[9]	Reflects fee waivers and/or expense reimbursements.

[10]	For the year ended February 28, 2019.

See Notes to Financial Statements.

Western Asset Managed Municipals Fund 2021 Semi-Annual Report	59

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

Western Asset Managed Municipals Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

60	Western Asset Managed Municipals Fund 2021 Semi-Annual Report

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

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Notes to financial statements (unaudited) (cont’d)

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Municipal Bonds	—	$4,666,640,079	—	$4,666,640,079
Municipal Bonds Deposited in Tender Option Bond Trust	—	58,753,641	—	58,753,641
Total Long-Term Investments	—	4,725,393,720	—	4,725,393,720
Short-Term Investments†	—	252,810,675	—	252,810,675
Total Investments	—	$4,978,204,395	—	$4,978,204,395

†	See Schedule of Investments for additional detailed categorizations.

(b) Tender option bonds. The Fund may enter into tender option bond (“TOB”) transactions and may invest in inverse floating rate instruments (“Inverse Floaters”) issued in TOB transactions. The Fund may participate either in structuring an Inverse Floater or purchasing an Inverse Floater in the secondary market. When structuring an Inverse Floater, the Fund deposits securities (typically municipal bonds or other municipal securities) (the “Underlying Bonds”) into a special purpose entity, referred to as a TOB trust. The TOB trust generally issues floating rate notes (“Floaters”) to third parties and residual interest, Inverse Floaters, to the Fund. The Floaters issued by the TOB trust have interest rates which reset weekly and provide the holders of the Floaters the option to tender their notes back to the TOB trust for redemption at par at each reset date. The net proceeds of the sale of the Floaters, after expenses, are received by the Fund and may be invested in additional securities. The Inverse Floaters are inverse floating rate debt instruments, as the return on those bonds is inversely related to changes in a specified interest rate. Distributions on any Inverse Floaters paid to the Fund will be reduced or, in the extreme, eliminated as short-term interest rates rise and will increase when such interest rates fall. Floaters issued by a TOB trust may be senior to the Inverse Floaters held by the Fund. The value and market for Inverse Floaters can be volatile, and Inverse Floaters can have limited liquidity.

An investment in an Inverse Floater structured by the Fund is accounted for as a secured borrowing. The Underlying Bonds deposited into the TOB trust are included in the Fund’s Schedule of Investments and a liability for Floaters (TOB floating rate notes) issued by the TOB trust is recognized in the Fund’s Statement of Assets and Liabilities. The carrying amount of the TOB trust’s floating rate note obligations as reported on the Statement of Assets and Liabilities approximates its fair value. Interest income, including amortization, on the Underlying Bonds is recognized in the Fund’s Statements of Operations. Interest paid to holders of the Floaters, as well as other expenses related to administration, liquidity,

62	Western Asset Managed Municipals Fund 2021 Semi-Annual Report

remarketing and trustee services of the TOB trust, are recognized in Interest expense in the Fund’s Statement of Operations.

(c) Securities traded on a when-issued and delayed delivery basis. The Fund may trade securities on a when-issued or delayed delivery basis. In when-issued and delayed delivery transactions, the securities are purchased or sold by the Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Fund at the time of entering into the transaction.

Purchasing such securities involves risk of loss if the value of the securities declines prior to settlement. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.

(d) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income (including interest income from payment-in-kind securities), adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

(e) Distributions to shareholders. Distributions from net investment income of the Fund are declared each business day to shareholders of record and are paid monthly. The Fund intends to satisfy conditions that will enable interest from municipal securities, which is exempt from federal and certain state income taxes, to retain such tax-exempt status when distributed to the shareholders of the Fund. Distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(f) Share class accounting. Investment income, common expenses and realized/ unrealized gains (losses) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.

(g) Compensating balance arrangements. The Fund has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Fund’s cash on deposit with the bank.

(h) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing

Western Asset Managed Municipals Fund 2021 Semi-Annual Report	63

Notes to financial statements (unaudited) (cont’d)

requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.

Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of February 28, 2021, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

(i) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager and Western Asset Management Company, LLC (“Western Asset”) is the Fund’s subadviser. LMPFA and Western Asset are indirect, wholly-owned subsidiaries of Franklin Resources, Inc. (“Franklin Resources”).

Under the investment management agreement, the Fund pays an investment management fee, calculated daily and paid monthly, at an annual rate of 0.40% of the Fund’s daily net assets.

LMPFA provides administrative and certain oversight services to the Fund. LMPFA delegates to the subadviser the day-to-day portfolio management of the Fund. For its services, LMPFA pays Western Asset a fee monthly, at an annual rate equal to 70% of the net management fee it receives from the Fund.

As a result of expense limitation arrangements between the Fund and LMPFA, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A, Class C, Class I and Class IS shares did not exceed 0.77%, 1.32%, 0.45% and 0.42%, respectively. In addition, the ratio of total annual fund operating expenses for Class 1 shares did not exceed the ratio of total annual fund operating expenses for Class A shares and the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. Total annual fund operating expenses after waiving and/or reimbursing expenses, as applicable, exceed the expense cap for Class I shares as a result of interest expense. These expense limitation arrangements cannot be terminated prior to December 31, 2022 without the Board of Trustees’ consent.

During the six months ended August 31, 2021, fees waived and/or expenses reimbursed amounted to $249,533.

64	Western Asset Managed Municipals Fund 2021 Semi-Annual Report

LMPFA is permitted to recapture amounts waived and/or reimbursed to a class within two years after the fiscal year in which LMPFA earned the fee or incurred the expense if the class’ total annual fund operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will LMPFA recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual fund operating expenses exceeding the expense cap or any other lower limit then in effect.

Pursuant to these arrangements, at August 31, 2021, the Fund had remaining fee waivers and/or expense reimbursements subject to recapture by LMPFA and respective dates of expiration as follows:

Class I
Expires February 28, 2023	$524,284
Expires February 29, 2024	249,315
Total fee waivers/expense reimbursements subject to recapture	$773,599

For the six months ended August 31, 2021, fee waivers and/or expense reimbursements recaptured by LMPFA, if any, were as follows:

Class IS
LMPFA recaptured	$381

Franklin Distributors, LLC (formerly known as Legg Mason Investor Services, LLC prior to July 7, 2021) (“Franklin Distributors”) serves as the Fund’s sole and exclusive distributor. Franklin Distributors is an indirect, wholly-owned broker-dealer subsidiary of Franklin Resources.

There is a maximum initial sales charge of 4.25% for Class A shares. There is a contingent deferred sales charge (“CDSC”) of 1.00% on Class C shares, which applies if redemption occurs within 12 months from purchase payment. In certain cases, Class A shares have a 1.00% CDSC, which applies if redemption occurs within 18 months from purchase payment. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of other shares of funds sold by Franklin Distributors, equal or exceed $250,000 in the aggregate. These purchases do not incur an initial sales charge.

For the six months ended August 31, 2021, sales charges retained by and CDSCs paid to Franklin Distributors and its affiliates, if any, were as follows:

	Class A	Class C
Sales charges	$(70,575)	—
CDSCs	55,033	$3,364

All officers and one Trustee of the Trust are employees of Franklin Resources or its affiliates and do not receive compensation from the Trust.

Western Asset Managed Municipals Fund 2021 Semi-Annual Report	65

Notes to financial statements (unaudited) (cont’d)

The Fund is permitted to purchase or sell securities, typically short-term variable rate demand obligations, from or to certain other affiliated funds or portfolios under specified conditions outlined in procedures adopted by the Board of Trustees. The procedures have been designed to provide assurance that any purchase or sale of securities by the Fund from or to another fund or portfolio that is, or could be considered, an affiliate by virtue of having a common investment manager or subadviser (or affiliated investment manager or subadviser), common Trustees and/or common officers complies with Rule 17a-7 under the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. For the six months ended August 31, 2021, such purchase and sale transactions (excluding accrued interest) were $233,577,717 and $165,930,000, respectively.

3. Investments

During the six months ended August 31, 2021, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

Purchases	$441,927,483
Sales	238,549,241

At August 31, 2021, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Cost*	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Securities	$4,506,844,056	$438,739,162	$(4,878,823)	$433,860,339

*	Cost of investments for federal income tax purposes includes the value of Inverse Floaters issued in TOB transactions (Note 1).

4. Derivative instruments and hedging activities

During the six months ended August 31, 2021, the Fund did not invest in derivative instruments.

5. Class specific expenses, waivers and/or expense reimbursements

The Fund has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan the Fund pays service and/or distribution fees with respect to its Class A and Class C shares calculated at the annual rate of 0.15% and 0.70% of the average daily net assets of each class, respectively. Service and/or distribution fees are accrued daily and paid monthly.

66	Western Asset Managed Municipals Fund 2021 Semi-Annual Report

For the six months ended August 31, 2021, class specific expenses were as follows:

	Service and/or Distribution Fees		Transfer Agent Fees
Class 1	—		$7,306
Class A	$2,559,719	†	1,110,466
Class C	470,235	†	52,094
Class I	—		445,426
Class IS	—		909
Total	$3,029,954		$1,616,201

†

Amounts shown are exclusive of expense reimbursements. For the six months ended August 31, 2021, the service and/or distribution fees reimbursed amounted to $109 and $109 for Class A and Class C shares, respectively.

For the six months ended August 31, 2021, waivers and/or expense reimbursements by class were as follows:

Waivers/Expense Reimbursements
Class A	$109
Class C	109
Class I	249,315
Total	$249,533

6. Distributions to shareholders by class

	Six Months Ended August 31, 2021	Year Ended February 28, 2021
Net Investment Income:
Class 1	$233,552	$520,609
Class A	42,325,176	88,853,004
Class C	1,289,383	4,158,211
Class I	14,945,388	31,718,783
Class IS	1,041,505	1,715,199
Total	$59,835,004	$126,965,806

7. Shares of beneficial interest

At August 31, 2021, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Fund has the ability to issue multiple classes of shares. Each class of shares represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

Western Asset Managed Municipals Fund 2021 Semi-Annual Report	67

Notes to financial statements (unaudited) (cont’d)

Transactions in shares of each class were as follows:

	Six Months Ended August 31, 2021		Year Ended February 28, 2021
	Shares	Amount	Shares	Amount
Class 1
Shares sold	—	—	—	—
Shares issued on reinvestment	13,936	$233,532	32,340	$520,609
Shares repurchased	(57,044)	(952,317)	(82,655)	(1,326,782)
Net decrease	(43,108)	$(718,785)	(50,315)	$(806,173)

Class A
Shares sold	25,021,658	$421,280,124	56,557,823	$914,042,604
Shares issued on reinvestment	1,638,910	27,558,284	3,667,783	59,249,758
Shares repurchased	(17,935,432)	(301,561,207)	(75,856,567)	(1,208,528,037)
Net increase (decrease)	8,725,136	$147,277,201	(15,630,961)	$(235,235,675)

Class C
Shares sold	311,253	$5,236,088	841,986	$13,642,434
Shares issued on reinvestment	66,055	1,110,986	208,424	3,360,206
Shares repurchased	(2,249,747)	(37,902,433)	(7,739,656)	(125,070,015)
Net decrease	(1,872,439)	$(31,555,359)	(6,689,246)	$(108,067,375)

Class I
Shares sold	7,725,768	$130,036,837	15,310,543	$247,449,786
Shares issued on reinvestment	717,583	12,085,913	1,592,883	25,774,146
Shares repurchased	(4,404,689)	(74,050,968)	(21,853,821)	(351,483,016)
Net increase (decrease)	4,038,662	$68,071,782	(4,950,395)	$(78,259,084)

Class IS
Shares sold	1,620,688	$27,328,098	1,473,145	$23,873,504
Shares issued on reinvestment	55,291	931,301	98,705	1,598,922
Shares repurchased	(392,343)	(6,597,899)	(1,178,200)	(18,459,891)
Net increase	1,283,636	$21,661,500	393,650	$7,012,535

8. Redemption facility

The Fund and certain other participating funds within the Trust, together with other U.S. registered and foreign investment funds (collectively, the “Borrowers”) managed by LMPFA or Franklin Resources, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.675 billion (the “Global Credit Facility”). The Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Unless renewed, the Global Credit Facility will terminate on February 4, 2022.

Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the

68	Western Asset Managed Municipals Fund 2021 Semi-Annual Report

Global Credit Facility, based upon its relative share of the aggregate net assets of all the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in the Statement of Operations. The Fund did not utilize the Global Credit Facility during the six months ended August 31, 2021.

9. Deferred capital losses

As of February 28, 2021, the Fund had deferred capital losses of $67,220,415, which have no expiration date, that will be available to offset future taxable capital gains.

10. Recent accounting pronouncement

In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. In January 2021, the FASB issued ASU No. 2021-01, with further amendments to Topic 848. The amendments in the ASUs provide optional temporary accounting recognition and financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the LIBOR and other interbank-offered based reference rates as of the end of 2021 and 2023. The ASUs are effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and believes the adoption of these ASUs will not have a material impact on the financial statements.

11. Other matters

The outbreak of the respiratory illness COVID-19 (commonly referred to as “coronavirus”) has continued to rapidly spread around the world, causing considerable uncertainty for the global economy and financial markets. The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known. The COVID-19 pandemic could adversely affect the value and liquidity of the Fund’s investments, impair the Fund’s ability to satisfy redemption requests, and negatively impact the Fund’s performance. In addition, the outbreak of COVID-19, and measures taken to mitigate its effects, could result in disruptions to the services provided to the Fund by its service providers.

*  *  *

The Fund’s investments, payment obligations, and financing terms may be based on floating rates, such as the London Interbank Offered Rate, or “LIBOR,” which is the offered rate for short-term Eurodollar deposits between major international banks. On March 5, 2021, the ICE Benchmark Administration, the administrator of LIBOR, stated that it will cease the publication of (i) the overnight and one-, three-, six- and twelve-month USD LIBOR settings immediately following the LIBOR publication on Friday, June 30, 2023 and (ii) all other LIBOR settings, including the one-week and two-month USD LIBOR settings, immediately following the LIBOR publication on Friday, December 31, 2021. There remains uncertainty

Western Asset Managed Municipals Fund 2021 Semi-Annual Report	69

Notes to financial statements (unaudited) (cont’d)

regarding the nature of any replacement rate and the impact of the transition from LIBOR on the Fund’s transactions and the financial markets generally. As such, the potential effect of a transition away from LIBOR on the Fund or the Fund’s investments cannot yet be determined.

70	Western Asset Managed Municipals Fund 2021 Semi-Annual Report

Western Asset

Managed Municipals Fund

Trustees

Robert Abeles, Jr.

Jane F. Dasher

Anita L. DeFrantz

Susan B. Kerley

Michael Larson

Ronald L. Olson

Avedick B. Poladian

William E.B. Siart

Chairman

Jaynie M. Studenmund

Peter J. Taylor

Jane Trust

Investment manager

Legg Mason Partners Fund Advisor, LLC

Subadviser

Western Asset Management Company, LLC

Distributor

Franklin Distributors, LLC†

Custodian

The Bank of New York Mellon

Transfer agent

BNY Mellon Investment Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581

Independent registered public accounting firm

PricewaterhouseCoopers LLP

Baltimore, MD

†	Effective July 7, 2021, Legg Mason Investor Services, LLC was renamed Franklin Distributors, LLC.

Western Asset Managed Municipals Fund

The Fund is a separate investment series of Legg Mason Partners Income Trust, a Maryland statutory trust.

Western Asset Managed Municipals Fund

Legg Mason Funds

620 Eighth Avenue, 47th Floor

New York, NY 10018

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov. To obtain information on Form N-PORT, shareholders can call the Fund at 1-877-721-1926.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 1-877-721-1926, (2) at www.franklintempleton.com and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of Western Asset Managed Municipals Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.

Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.franklintempleton.com

© 2021 Franklin Distributors, LLC, Member FINRA/SIPC. All rights reserved.

Legg Mason Funds Privacy and Security Notice

Your Privacy and the Security of Your Personal Information is Very Important to the Legg Mason Funds

This Privacy and Security Notice (the “Privacy Notice”) addresses the Legg Mason Funds’ privacy and data protection practices with respect to nonpublic personal information the Funds receive. The Legg Mason Funds include any funds sold by the Funds’ distributor, Franklin Distributors, LLC, as well as Legg Mason-sponsored closed-end funds. The provisions of this Privacy Notice apply to your information both while you are a shareholder and after you are no longer invested with the Funds.

The Type of Nonpublic Personal Information the Funds Collect About You

The Funds collect and maintain nonpublic personal information about you in connection with your shareholder account. Such information may include, but is not limited to:

•	Personal information included on applications or other forms;

•	Account balances, transactions, and mutual fund holdings and positions;

•	Bank account information, legal documents, and identity verification documentation;

•	Online account access user IDs, passwords, security challenge question responses; and

•	Information received from consumer reporting agencies regarding credit history and creditworthiness (such as the amount of an individual’s total debt, payment history, etc.).

How the Funds Use Nonpublic Personal Information About You

The Funds do not sell or share your nonpublic personal information with third parties or with affiliates for their marketing purposes, or with other financial institutions or affiliates for joint marketing purposes, unless you have authorized the Funds to do so. The Funds do not disclose any nonpublic personal information about you except as may be required to perform transactions or services you have authorized or as permitted or required by law.

The Funds may disclose information about you to:

•	Employees, agents, and affiliates on a “need to know” basis to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

•

Service providers, including the Funds’ affiliates, who assist the Funds as part of the ordinary course of business (such as printing, mailing services, or processing or servicing your account with us) or otherwise perform services on the Funds’ behalf, including companies that may perform statistical analysis, market research and marketing services solely for the Funds;

•

Permit access to transfer, whether in the United States or countries outside of the United States to such Funds’ employees, agents and affiliates and service providers as required to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

•	The Funds’ representatives such as legal counsel, accountants and auditors to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

•	Fiduciaries or representatives acting on your behalf, such as an IRA custodian or trustee of a grantor trust.

NOT PART OF THE SEMI-ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

Except as otherwise permitted by applicable law, companies acting on the Funds’ behalf, including those outside the United States, are contractually obligated to keep nonpublic personal information the Funds provide to them confidential and to use the information the Funds share only to provide the services the Funds ask them to perform. The Funds may disclose nonpublic personal information about you when necessary to enforce their rights or protect against fraud, or as permitted or required by applicable law, such as in connection with a law enforcement or regulatory request, subpoena, or similar legal process. In the event of a corporate action or in the event a Fund service provider changes, the Funds may be required to disclose your nonpublic personal information to third parties. While it is the Funds’ practice to obtain protections for disclosed information in these types of transactions, the Funds cannot guarantee their privacy policy will remain unchanged.

Keeping You Informed of the Funds’ Privacy and Security Practices

The Funds will notify you annually of their privacy policy as required by federal law. While the Funds reserve the right to modify this policy at any time they will notify you promptly if this privacy policy changes.

The Funds’ Security Practices

The Funds maintain appropriate physical, electronic and procedural safeguards designed to guard your nonpublic personal information. The Funds’ internal data security policies restrict access to your nonpublic personal information to authorized employees, who may use your nonpublic personal information for Fund business purposes only.

Although the Funds strive to protect your nonpublic personal information, they cannot ensure or warrant the security of any information you provide or transmit to them, and you do so at your own risk. In the event of a breach of the confidentiality or security of your nonpublic personal information, the Funds will attempt to notify you as necessary, so you can take appropriate protective steps. If you have consented to the Funds using electronic communications or electronic delivery of statements, they may notify you under such circumstances using the most current email address you have on record with them.

In order for the Funds to provide effective service to you, keeping your account information accurate is very important. If you believe that your account information is incomplete, not accurate or not current, if you have questions about the Funds’ privacy practices, or our use of your nonpublic personal information, write the Funds using the contact information on your account statements, email the Funds by clicking on the Contact Us section of the Funds’ website at www.franklintempleton.com, or contact the Fund at 1-877-721-1926.

Revised April 2018

Legg Mason California Consumer Privacy Act Policy

Although much of the personal information we collect is “nonpublic personal information” subject to federal law, residents of California may, in certain circumstances, have additional rights under the California Consumer Privacy Act (“CCPA”). For example, if you are a broker,

NOT PART OF THE SEMI-ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

dealer, agent, fiduciary, or representative acting by or on behalf of, or for, the account of any other person(s) or household, or a financial advisor, or if you have otherwise provided personal information to us separate from the relationship we have with personal investors, the provisions of this Privacy Policy apply to your personal information (as defined by the CCPA).

•

In addition to the provisions of the Legg Mason Funds Security and Privacy Notice, you may have the right to know the categories and specific pieces of personal information we have collected about you.

•	You also have the right to request the deletion of the personal information collected or maintained by the Funds.

If you wish to exercise any of the rights you have in respect of your personal information, you should advise the Funds by contacting them as set forth below. The rights noted above are subject to our other legal and regulatory obligations and any exemptions under the CCPA. You may designate an authorized agent to make a rights request on your behalf, subject to the identification process described below. We do not discriminate based on requests for information related to our use of your personal information, and you have the right not to receive discriminatory treatment related to the exercise of your privacy rights.

We may request information from you in order to verify your identity or authority in making such a request. If you have appointed an authorized agent to make a request on your behalf, or you are an authorized agent making such a request (such as a power of attorney or other written permission), this process may include providing a password/passcode, a copy of government issued identification, affidavit or other applicable documentation, i.e. written permission. We may require you to verify your identity directly even when using an authorized agent, unless a power of attorney has been provided. We reserve the right to deny a request submitted by an agent if suitable and appropriate proof is not provided.

For the 12-month period prior to the date of this Privacy Policy, the Legg Mason Funds have not sold any of your personal information; nor do we have any plans to do so in the future.

Contact Information

Address: Data Privacy Officer, 100 International Dr., Baltimore, MD 21202

Email: DataProtectionOfficer@franklintempleton.com

Phone: 1-800-396-4748

Revised October 2020

NOT PART OF THE SEMI-ANNUAL REPORT

www.franklintempleton.com

© 2021 Franklin Distributors, LLC, Member FINRA/SIPC. All rights reserved.

FD0435 10/21 SR21-4251

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (2)  Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section  906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Income Trust

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	October 25, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	October 25, 2021

By:	/s/ Christopher Berarducci
Christopher Berarducci
Principal Financial Officer

Date:	October 25, 2021